UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

KraneShares Bosera MSCI China A Share ETF
KraneShares CSI New China ETF
KraneShares CSI China Internet ETF
KraneShares E Fund China Commercial Paper ETF
KraneShares FTSE Emerging Markets Plus ETF

Annual Report

March 31, 2015

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders:

We are pleased to send you the Annual Report for KraneShares exchange traded funds for the period ended March 31, 2015. KraneShares ETFs delivered the following total returns for the period (April 01, 2014 to March 31, 2015):

83.02%	KraneShares Bosera MSCI China A Share ETF (KBA)
7.82%	KraneShares CSI New China ETF (KFYP)
-4.17%	KraneShares CSI China Internet ETF (KWEB)
-0.50%	KraneShares E Fund China Commercial Paper ETF (KCNY) (12/2/2014 – 3/31/2015)
3.48%	KraneShares FTSE Emerging Markets Plus ETF (KEMP) (2/12/2015 – 3/31/2015)

As a comparison, the following indices produced these returns over the same period (April 01, 2014 to March 31, 2015):

12.45%	MSCI USA Index (MXUSIM Index)
-0.26%	MSCI EAFE Index (MXEA Index)
0.75%	MSCI Emerging Markets Index (MXEF Index)
5.72%	Barclays US Aggregate Bond Index (LBUSTRUU Index)
-4.44%	Bloomberg Global Developed Sovereign Bond Index (BGSV Index)
-2.07%	Bloomberg Global Investment Grade Corporate Bond Index (BCOR Index)
-2.70%	Bloomberg Global High Yield Corporate Bond Index (BHYC Index)

We believe in 2015…

•	China equity and fixed income remain an attractive asset class for investors and offers an attractive risk/return profile.
•	As the China government continues to “open up” its capital markets to foreign investors there will be significant assets allocated to China equity listed on the Shanghai and Shenzhen stock exchanges and the China Interbank Bond Market.
•	The Chinese economy continues to be a major contributor to global GDP growth and the China government will continue to make progress on its goal of shifting China’s economy from investment driven to domestic consumption driven.

Aaron Dillon
Krane Funds Advisors — Managing Director
May 2015

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Barclays US Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The Bloomberg Global Developed Sovereign Bond Index is a rules-based market-value weighted index engineered to measure the fixed-rate local currency public obligations of developed countries. The index is USD based and contains issues from the U.S., Canada, Europe and Pacific Rim countries.

The Bloomberg Global Investment Grade Corporate Bond Index is a rules-based market-value-weighted index engineered to measure the investment-grade, fixed rate, global corporate bond market.

The Bloomberg Global High Yield Corporate Bond Index is a rules-based market-value-weighted index engineered to measure the below-investment-grade, fixed-rate, global corporate bond market.

Management Discussion of Fund Performance (Unaudited)
KraneShares Bosera MSCI China A Share ETF

KraneShares Bosera MSCI China A ETF

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI China A Index (the “Underlying Index”).

The Underlying Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (“A Shares”).

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

By the Fund’s fiscal year end on March 31, 2015 (the “reporting period”), the Fund increased 85.37%, while the Index increased 90.20%. The Fund had a net asset value of $30.00 per share upon commencement of operation on March 4, 2014, and ended the reporting period with a net asset value of $53.41 on March 31, 2015.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE YEAR ENDED MARCH 31, 2015*
	One Year Return				Annualized Inception to Date
	Net Asset Value		Market Price		Net Asset Value		Market Price
KraneShares Bosera MSCI China A ETF	85.37%		83.02%		71.81%		71.15	%‡
MSCI China A Index	90.20	%‡	90.20	%‡	76.07	%‡	76.07	%‡
S&P 500 Index	12.73	%‡	12.73	%‡	11.86	%‡	11.86	%‡

* The Fund commenced operations on March 4, 2014.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (Unaudited)
KraneShares CSI New China ETF

KraneShares CSI New China ETF

The KraneShares CSI New China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index (the “Underlying Index”).

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses the index sponsor, China Securities Index Co., Ltd (“CSI”), has determined will be important in the Five-Year Plan.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

By the Fund’s fiscal year end on March 31, 2015 (the “reporting period”), the Fund increased 9.92%, while the Index increased 9.49%. The Fund had a net asset value of $50.00 per share upon commencement of operation on July 22, 2013, and ended the reporting period with a net asset value of $68.30 on March 31, 2015.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE YEAR ENDED MARCH 31, 2015*
	One Year Return				Annualized Inception to Date
	Net Asset Value		Market Price		Net Asset Value		Market Price
KraneShares CSI New China ETF	9.92%		7.82	%‡	21.07%		20.00	%‡
CSI Overseas China Five-Year Plan Index	9.49	%‡	9.49	%‡	21.21	%‡	21.21	%‡
S&P 500 Index	12.73	%‡	12.73	%‡	14.83	%‡	14.83	%‡

* The Fund commenced operations on July 22, 2013.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (Unaudited)
KraneShares CSI China Internet ETF

KraneShares CSI China Internet ETF

The KraneShares CSI China Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Internet Index (the “Underlying Index”).

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors (“China Internet Companies”), as defined by the index sponsor, China Securities Index Co., Ltd. (“CSI”).

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

By the Fund’s fiscal year end on March 31, 2015 (the “reporting period”), the Fund decreased 4.09%, while the Index decreased 4.43%. The Fund had a net asset value of $25.00 per share upon commencement of operation on July 31, 2013, and ended the reporting period with a net asset value of $34.27 on March 31, 2015.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE YEAR ENDED MARCH 31, 2015*
	One Year Return				Annualized Inception to Date
	Net Asset Value		Market Price		Net Asset Value		Market Price
KraneShares CSI China Internet ETF	-4.09%		-4.17	%‡	21.47	%‡	21.55	%‡
CSI Overseas China Internet Index	-4.43	%‡	-4.43	%‡	20.31	%‡	20.31	%‡
S&P 500 Index	12.73	%‡	12.73	%‡	15.20	%‡	15.20	%‡

* The Fund commenced operations on July 31, 2013.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (Unaudited)
KraneShares E Fund China Commercial Paper ETF

KraneShares E Fund China Commercial Paper ETF

The KraneShares E Fund China Commercial Paper ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Diversified High Grade Commercial Paper Index (the “Underlying Index”).

The Underlying Index seeks to deliver a diversified basket of investment-grade commercial paper denominated in on-shore renminbi issued by sovereign, quasi-sovereign and corporate issuers in the People’s Republic of China and traded in the inter-bank bond market. Commercial paper in the Fund is investment-grade and has a remaining term to final maturity of no more than one year and no less than one month.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

From the Fund’s inception on December 2, 2014 to fiscal year end on March 31, 2015 (the “reporting period”), the Fund increased 0.13%, while the Index decreased 0.28%. The Fund had a net asset value of $35.00 per share upon commencement of operation on December 2, 2014, and ended the reporting period with a net asset value of $34.60 on March 31, 2015.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2015*
	Cumulative Inception to Date
	Net Asset Value		Market Price
KraneShares E Fund China Commercial Paper ETF	0.13%		-0.50	%‡
CSI Diversified High Grade Commercial Paper Index	-0.28	%‡	-0.28	%‡
S&P 500 Index	0.74	%‡	0.74	%‡

* The Fund commenced operations on December 2, 2014.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (Unaudited)
KraneShares FTSE Emerging Markets Plus ETF

KraneShares FTSE Emerging Markets Plus ETF

The KraneShares FTSE Emerging Markets Plus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities benchmark. The Fund’s current benchmark is the FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index (the “Underlying Index”).

The Underlying Index is a gross domestic product (“GDP”) weighted index of large and mid-cap issuers. As a result of the GDP weighting, the emerging markets with the largest GDPs have the heaviest weightings in the Underlying Index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

From the Fund’s inception on February 12, 2015 to fiscal year end on March 31, 2015 (the “reporting period”), the Fund increased 2.52%, while the Index increased 3.87%. The Fund had a net asset value of $25.00 per share upon commencement of operation on February 13, 2015, and ended the reporting period with a net asset value of $25.43 on March 31, 2015.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 31, 2015*
	Cumulative Inception to Date
	Net Asset Value		Market Price
KraneShares FTSE Emerging Markets Plus ETF	2.52%		3.48	%‡
FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index	3.87	%‡	3.87	%‡
S&P 500 Index	-0.73	%‡	-0.73	%‡

* The Fund commenced operations on February 12, 2015.

‡ Unaudited.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 99.6%
Consumer Discretionary — 9.7%
Anhui Jianghuai Automobile, Cl A	11,400	$27,288
Anhui Zhongding Sealing Parts, Cl A(A)(B)	9,856	33,020
Beijing Gehua CATV Network, Cl A	9,398	40,672
Beiqi Foton Motor, Cl A	29,500	35,926
BesTV New Media, Cl A(A)(B)	9,891	79,564
Byd, Cl A	11,552	97,639
China International Travel Service, Cl A(A)(B)	8,670	71,826
China South Publishing & Media Group, Cl A	13,225	47,784
Chinese Universe Publishing and Media, Cl A	12,200	37,114
Chongqing Changan Automobile, Cl A(A)(B)	33,231	108,758
FAW CAR, Cl A	14,381	45,465
Fuyao Glass Industry Group, Cl A	17,698	47,759
Great Wall Motor, Cl A	11,896	99,799
Guangdong Advertising, Cl A	5,109	33,771
Guangdong Alpha Animation and Culture, Cl A	5,584	39,613
Haining China Leather Market, Cl A	9,896	38,038
Hisense Electric, Cl A	11,562	43,323
Huawen Media Investment Group, Cl A	17,063	41,807
Huayu Automotive Systems, Cl A(A)(B)	22,941	73,231
Hunan TV & Broadcast Intermediary, Cl A	12,526	48,693
Jiangling Motors, Cl A	4,800	33,277
Jiangsu Phoenix Publishing & Media, Cl A	18,739	43,586
Jishi Media, Cl A	10,809	24,792
Liaoning Cheng Da, Cl A*	13,533	60,946
Midea Group, Cl A	37,440	198,988
NavInfo, Cl A	6,400	42,119

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Pang Da Automobile Trade, Cl A*	28,629	$38,605
Qingdao Haier, Cl A	26,908	112,153
SAIC Motor, Cl A	65,278	261,761
Shanghai Oriental Pearl Group, Cl A(A)(B)	28,297	74,353
Shenzhen Overseas Chinese Town, Cl A	64,300	100,086
Sichuan Changhong Electric, Cl A	40,789	39,607
Sichuan Chengfei Integration Technology, Cl A	3,200	23,196
Suning Commerce Group, Cl A	65,236	137,531
TCL, Cl A	107,860	102,648
Wanxiang Qianchao, Cl A	16,894	47,224
Weifu High-Technology Group, Cl A	7,491	42,581
Youngor Group, Cl A	19,674	60,073
Zhe Jiang Daily Media Group, Cl A	10,500	37,718
Zhejiang Yasha Decoration, Cl A	8,224	40,459
		2,612,793
Consumer Staples — 5.4%
Beijing Dabeinong Technology Group, Cl A	14,469	56,479
Beijing Yanjing Brewery, Cl A	24,817	36,747
Beingmate Baby & Child Food, Cl A	9,467	31,564
Bright Dairy & Food, Cl A(A)(B)	10,820	34,626
Gansu Yasheng Industrial Group, Cl A	18,055	29,764
Henan Shuanghui Investment & Development, Cl A	19,444	115,731
Hunan Dakang Pasture Farming, Cl A*	17,900	29,479
Inner Mongolia Yili Industrial Group, Cl A	27,077	134,739
Jiangsu Yanghe Brewery Joint-Stock, Cl A	6,341	83,226
Jointown Pharmaceutical Group, Cl A	9,679	42,294
Kweichow Moutai, Cl A	10,091	318,961
Luzhou Laojiao, Cl A	12,390	49,044
MeiHua Holdings Group, Cl A	27,464	39,382
New Hope Liuhe, Cl A	18,371	61,339
Shanghai Bailian Group, Cl A(A)(B)	13,632	40,393
Shanghai Jahwa United, Cl A	5,941	40,756
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,651	27,336
Shenzhen Agricultural Products, Cl A	14,994	36,544
Tsingtao Brewery, Cl A	6,149	42,193
Wuliangye Yibin, Cl A	33,541	125,408
Yonghui Superstores, Cl A	28,756	53,480
Yuan Longping High-tech Agriculture, Cl A	8,802	31,973
		1,461,458
Energy — 3.9%
China Coal Energy, Cl A	40,433	44,870
China Merchants Energy Shipping, Cl A	41,714	45,619
China Oilfield Services, Cl A	17,439	62,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
China Petroleum & Chemical, Cl A	135,110	$139,695
China Shenhua Energy, Cl A	53,700	174,017
Guanghui Energy, Cl A	46,371	73,301
Jizhong Energy Resources, Cl A	21,036	29,554
Offshore Oil Engineering, Cl A	39,265	80,562
PetroChina, Cl A	95,867	181,386
Shanxi Lanhua Sci-Tech Venture, Cl A	10,586	17,724
Shanxi Lu’an Environmental Energy Development, Cl A	20,332	40,175
Shanxi Xishan Coal & Electricity Power, Cl A	27,844	37,502
Wintime Energy, Cl A(A)(B)	32,800	25,713
Yang Quan Coal Industry Group, Cl A	21,251	33,318
Yantai Jereh Oilfield Services Group, Cl A	8,525	52,872
		1,038,783
Financials — 36.3%
Agricultural Bank of China, Cl A	692,486	409,934
AVIC Capital, Cl A	32,975	127,121
Bank of Beijing, Cl A	93,783	165,039
Bank of China, Cl A	173,185	122,355
Bank of Communications, Cl A	346,820	357,471
Bank of Nanjing, Cl A	26,367	63,157
Bank of Ningbo, Cl A	28,861	83,097
Beijing Urban Construction Investment & Development, Cl A	13,846	50,564
Bohai Leasing, Cl A(A)(B)	13,775	29,285
Changjiang Securities, Cl A	41,904	107,335
China CITIC Bank, Cl A	75,177	89,248
China Construction Bank, Cl A	84,769	83,407
China Everbright Bank, Cl A	353,549	269,741
China Fortune Land Development, Cl A	11,748	104,943
China Life Insurance, Cl A	43,150	257,872
China Merchants Bank, Cl A	182,277	457,780
China Merchants Property Development, Cl A	18,359	97,546
China Merchants Securities, Cl A	42,984	220,689
China Minsheng Banking, Cl A	239,509	374,740
China Pacific Insurance Group, Cl A	55,549	303,747
China Vanke, Cl A	86,145	192,032
CITIC Securities, Cl A	86,934	460,219
Everbright Securities, Cl A	30,201	135,913
Financial Street Holdings, Cl A	26,747	51,383
Founder Securities, Cl A*	73,108	166,155
Gemdale, Cl A	39,711	71,933
GF Securities, Cl A	52,568	236,571
Guosen Securities, Cl A*	36,200	129,511
Guoyuan Securities, Cl A(A)(B)	17,355	94,003

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Haitong Securities, Cl A	71,865	$271,366
Huatai Securities, Cl A	49,733	241,542
Huaxia Bank, Cl A	79,081	164,550
Industrial & Commercial Bank of China, Cl A	469,994	368,438
Industrial Bank, Cl A	168,346	498,554
Industrial Securities, Cl A	45,947	117,247
New China Life Insurance, Cl A	12,300	105,172
Northeast Securities, Cl A	17,293	58,103
Oceanwide Holdings, Cl A	33,557	74,696
Pacific Securities, Cl A	31,354	69,944
Ping An Bank, Cl A	101,463	257,765
Ping An Insurance Group of China, Cl A	42,293	533,745
Poly Real Estate Group, Cl A	95,087	176,229
RiseSun Real Estate Development, Cl A	16,757	57,437
Sealand Securities, Cl A	17,012	50,051
Shanghai Chengtou Holding, Cl A(A)(B)	6,475	7,551
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	10,051	60,813
Shanghai Pudong Development Bank, Cl A	164,822	419,792
Shanxi Securities, Cl A	22,255	60,451
Shenwan Hongyuan Group, Cl A*	109,395	304,561
Sinolink Securities, Cl A	22,985	94,690
SooChow Securities, Cl A	23,978	88,608
Southwest Securities, Cl A	25,067	87,619
Western Securities, Cl A	10,336	74,857
Xinhu Zhongbao, Cl A	47,559	66,203
Zhejiang China Commodities City Group, Cl A	24,170	100,351
		9,723,126
Health Care — 5.7%
Beijing SL Pharmaceutical, Cl A	4,040	35,189
Beijing Tongrentang, Cl A	11,585	48,772
China National Accord Medicines, Cl A	2,719	26,494
China Resources Sanjiu Medical & Pharmaceutical, Cl A	8,650	37,281
Da An Gene Sun Yat-Sen University, Cl A	5,100	35,291
Guangxi Wuzhou Zhongheng Group, Cl A	10,715	34,066
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	9,656	53,220
Guizhou Bailing Group Pharmaceutical, Cl A	4,156	33,183
Guizhou Yibai Pharmaceutical, Cl A	3,700	26,254
Harbin Gloria Pharmaceuticals, Cl A	6,500	35,689
Harbin Pharmaceutical Group, Cl A	17,800	29,544
Hengkang Medical Group, Cl A*	5,700	28,778
Huadong Medicine, Cl A	3,839	38,454
Hualan Biological Engineering, Cl A	5,361	36,682
Humanwell Healthcare Group, Cl A	4,900	28,351

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Jiangsu Hengrui Medicine, Cl A	13,357	$99,322
Jilin Aodong Medicine Industry Groups, Cl A	7,903	46,707
Kangmei Pharmaceutical, Cl A	19,526	97,668
Searainbow Holding, Cl A*(A)(B)	7,942	58,967
Shandong Dong-E E-Jiao, Cl A	5,779	38,880
Shanghai Fosun Pharmaceutical Group, Cl A(A)(B)	16,948	66,402
Shanghai Pharmaceuticals Holding, Cl A	16,992	62,272
Shanghai RAAS Blood Products, Cl A	7,178	64,595
Shenzhen Hepalink Pharmaceutical, Cl A	5,892	33,359
Shenzhen Salubris Pharmaceuticals, Cl A	4,814	34,492
Shijiazhuang Yiling Pharmaceutical, Cl A	5,200	31,714
Sichuan Kelun Pharmaceutical, Cl A	6,362	40,853
Tasly Pharmaceutical Group, Cl A	9,173	71,347
Tonghua Dongbao Pharmaceutical, Cl A	9,581	31,109
Xizang Haisco Pharmaceutical Group, Cl A	6,715	28,454
Yunnan Baiyao Group, Cl A	9,202	98,928
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,494	28,075
Zhejiang Hisun Pharmaceutical, Cl A	9,000	29,716
Zhejiang NHU, Cl A	10,100	28,021
		1,518,129
Industrials — 19.7%
Air China, Cl A	50,455	76,745
AVIC Aero-Engine Controls, Cl A	10,123	38,470
AVIC Aircraft, Cl A	23,568	103,250
AVIC Aviation Engine, Cl A	14,422	89,538
AVIC Heavy Machinery, Cl A	7,200	30,091
AVIC Helicopter, Cl A	4,341	33,239
Beijing Orient Landscape, Cl A	9,333	35,407
China Aerospace Times Electronics, Cl A*	9,700	31,339
China Avic Electronics, Cl A	13,019	64,259
China Baoan Group, Cl A	13,300	35,827
China CAMC Engineering, Cl A	6,837	36,613
China CNR, Cl A(A)(B)	89,474	265,697
China Communications Construction, Cl A	34,600	103,193
China COSCO Holdings, Cl A*	67,811	81,378
China CSSC Holdings, Cl A	12,239	88,877
China Eastern Airlines, Cl A*	67,566	77,161
China First Heavy Industries, Cl A	57,770	56,842
China Gezhouba Group, Cl A	40,700	67,422
China International Marine Containers Group, Cl A	10,905	39,876
China National Chemical Engineering, Cl A	43,809	68,968
China Railway Construction, Cl A	75,940	227,712
China Railway Group, Cl A	151,796	309,243

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Shipbuilding Industry, Cl A	129,743	$210,114
China Shipping Container Lines, Cl A*	70,088	59,918
China Southern Airlines, Cl A	62,367	79,674
China Spacesat, Cl A	10,448	58,378
China State Construction Engineering, Cl A	265,080	327,951
China XD Electric, Cl A	37,744	49,253
CMST Development, Cl A	16,433	35,042
CSR, Cl A(A)(B)	104,607	286,675
Daqin Railway, Cl A	132,030	234,901
Dongfang Electric, Cl A	14,702	51,389
Eternal Asia Supply Chain Management, Cl A	8,713	44,299
Fangda Carbon New Material, Cl A(A)(B)	15,190	31,950
Fujian Longking, Cl A	3,981	24,754
Guangshen Railway, Cl A	49,943	38,829
Hainan Airlines, Cl A(A)(B)	104,907	73,778
Han’s Laser Technology Industry Group, Cl A	9,327	31,217
Hefei Meiya Optoelectronic Technology, Cl A	3,100	27,317
Henan Pinggao Electric, Cl A	10,051	33,592
Jiangxi Hongdu Aviation Industry, Cl A	6,336	34,738
Jihua Group, Cl A	34,080	39,359
Luxshare Precision Industry, Cl A	7,351	46,125
Meidu Energy, Cl A	22,800	24,420
Metallurgical Corp of China, Cl A	120,180	108,751
NARI Technology Development, Cl A	21,571	72,163
Ningbo Port, Cl A	56,550	53,726
North Navigation Control Technology, Cl A	6,900	37,986
Power Construction Corp of China, Cl A	84,825	135,318
Sany Heavy Industry, Cl A	67,299	109,965
Shanghai Construction Group, Cl A	33,663	60,271
Shanghai International Airport, Cl A	17,113	66,635
Shanghai International Port Group, Cl A	60,626	75,592
Shanghai Tunnel Engineering, Cl A	26,100	46,773
Shanghai Waigaoqiao Free Trade Zone Development, Cl A	5,507	31,054
Sinochem International, Cl A	18,405	38,059
Suzhou Gold Mantis Construction Decoration, Cl A	15,650	88,782
TBEA, Cl A	28,775	66,883
Tianjin Port, Cl A	14,798	49,982
Weichai Power, Cl A	13,442	67,821
XCMG Construction Machinery, Cl A	18,227	44,982
Xiamen C & D, Cl A	25,052	56,936
Xinjiang Goldwind Science & Technology, Cl A	19,391	59,615
XJ Electric, Cl A	8,910	39,092
Yingkou Port Liability, Cl A	47,663	43,284

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhengzhou Yutong Bus, Cl A	11,225	$53,721
Zoomlion Heavy Industry Science and Technology, Cl A	55,735	65,808
		5,278,019
Information Technology — 6.4%
Aisino, Cl A(A)(B)	8,201	65,599
Beijing Zhongke Sanhuan High-Tech, Cl A	9,412	31,168
BOE Technology Group, Cl A*	249,992	162,505
China Scholars Group, Cl A	8,800	31,952
Datang Telecom Technology, Cl A*	8,200	33,688
DHC Software, Cl A	13,410	66,838
Dongxu Optoelectronic Technology, Cl A*	21,500	40,922
Fiberhome Telecommunication Technologies, Cl A(A)(B)	8,965	34,257
Glodon Software, Cl A	6,647	44,495
GoerTek, Cl A	13,556	72,813
GRG Banking Equipment, Cl A	7,900	49,913
Guangzhou Haige Communications Group, Cl A	8,800	39,759
Hangzhou Hikvision Digital Technology, Cl A	35,676	176,665
Hundsun Technologies, Cl A	5,459	95,873
Iflytek, Cl A	7,082	59,401
Inspur Electronic Information Industry, Cl A	4,240	40,112
Neusoft, Cl A	10,847	49,182
People.cn, Cl A	4,885	44,212
Sanan Optoelectronics, Cl A	21,253	72,882
Shenzhen O-film Tech, Cl A	9,106	39,364
Tianjin Zhonghuan Semiconductor Joint-Stock, Cl A*	9,223	52,232
Tianma Microelectronics, Cl A	8,333	35,727
Tongfang Guoxin Electronics, Cl A(A)(B)	5,600	35,047
Tsinghua Tongfang, Cl A	26,220	69,403
Yonyou Network Technology, Cl A	10,223	75,276
Zhejiang Chint Electrics, Cl A	7,424	49,229
Zhejiang Dahua Technology, Cl A	10,343	60,978
ZTE, Cl A	24,937	87,929
		1,717,421
Materials — 7.9%
Aluminum Corp of China, Cl A*	70,903	72,166
Angang Steel, Cl A	45,277	46,156
Anhui Conch Cement, Cl A	35,341	130,200
Baoshan Iron & Steel, Cl A	97,029	111,434
BBMG, Cl A	21,296	38,370
China Hainan Rubber Industry Group, Cl A	28,946	46,457
China Minmetals Rare Earth, Cl A*	8,667	46,260
Guangdong Guanhao High-Tech, Cl A	11,217	32,767
Guangdong HEC Technology Holding, Cl A	8,800	27,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hebei Iron & Steel, Cl A	93,826	$65,531
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech, Cl A	21,401	93,825
Inner Mongolia Junzheng Energy & Chemical Industry, Cl A	18,096	58,319
Inner Mongolian Baotou Steel Union, Cl A	141,422	135,044
Jiangsu Kangde Xin Composite Material, Cl A	8,392	51,641
Jiangxi Copper, Cl A	18,430	62,072
Jilin Ji En Nickel Industry, Cl A	12,400	34,462
Jinduicheng Molybdenum, Cl A	23,759	43,995
Kingfa Sci & Tech, Cl A	23,775	32,827
Luxin Venture Capital Group, Cl A	6,577	37,937
Pangang Group Vanadium Titanium & Resources, Cl A	75,899	50,072
Pengxin International Mining, Cl A*(A)(B)	13,068	32,124
Qinghai Salt Lake Industry, Cl A	11,711	55,669
Shandong Gold Mining, Cl A	12,638	54,632
Shanxi Taigang Stainless Steel, Cl A	50,332	45,383
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	19,528	40,161
Sinopec Shanghai Petrochemical, Cl A	53,789	47,545
Tongling Nonferrous Metals Group, Cl A(A)(B)	16,896	46,140
Wanhua Chemical Group, Cl A	19,203	74,711
Western Mining, Cl A	21,056	33,930
Wuhan Iron & Steel, Cl A	89,188	69,773
Xiamen Tungsten, Cl A	7,351	45,330
Xinxing Ductile Iron Pipes, Cl A	32,192	32,609
Yunnan Chihong Zinc & Germanium, Cl A	15,461	34,091
Yunnan Tin, Cl A	10,172	36,720
Zhejiang Hailiang, Cl A	12,000	20,808
Zhejiang Longsheng Group, Cl A	14,387	68,018
Zhongjin Gold, Cl A	26,138	52,996
Zijin Mining Group, Cl A	140,351	97,799
		2,105,909
Telecommunication Services — 0.9%
China United Network Communications, Cl A	188,244	166,091
Dr Peng Telcom & Media Group, Cl A	12,300	64,778
		230,869
Utilities — 3.7%
Beijing Capital, Cl A	21,517	52,130
Beijing Jingneng Power	33,999	35,592
Chengdu Xingrong Investment, Cl A	26,386	37,837
China Yangtze Power, Cl A	122,112	214,498
GD Power Development, Cl A	152,244	106,823
Guangdong Golden Dragon Development, Cl A	7,917	50,544
Huadian Power International, Cl A	52,206	57,262
Huaneng Power International, Cl A	62,166	82,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	51,317	$37,994
SDIC Power Holdings, Cl A	59,961	104,455
Shenergy, Cl A	40,222	51,124
Shenzhen Energy Group, Cl A	23,353	50,589
Sichuan Chuantou Energy, Cl A	19,450	70,683
Sound Environmental Resources, Cl A(A)(B)	7,454	34,483
		986,840
TOTAL COMMON STOCK (Cost $20,760,912)		26,673,347
TIME DEPOSIT — 0.0%
Brown Brothers Harriman 0.030%, 04/01/15	$6,210	6,210
TOTAL TIME DEPOSIT (Cost $6,210)		6,210
TOTAL INVESTMENTS — 99.6% (Cost $20,767,122)		$26,679,557

Percentages are based on Net Assets of $26,774,152

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of March 31, 2015 was $1,703,442 and represented 6.4% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2015, was $1,703,442 and represents 6.4% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares Bosera MSCI China A Share ETF

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$2,172,041	$—	$440,752	$2,612,793
Consumer Staples	1,386,439	—	75,019	1,461,458
Energy	1,013,070	—	25,713	1,038,783
Financials	9,592,287	—	130,839	9,723,126
Health Care	1,392,760	—	125,369	1,518,129
Industrials	4,619,919	—	658,100	5,278,019
Information Technology	1,582,518	—	134,903	1,717,421
Materials	2,027,645	—	78,264	2,105,909
Telecommunication Services	230,869	—	—	230,869
Utilities	952,357	—	34,483	986,840
Total Common Stock	24,969,905	—	1,703,442	26,673,347
Time Deposit	—	6,210	—	6,210
Total Investments in Securities	$24,969,905	$6,210	$1,703,442	$26,679,557

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2014	$90,145
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	1,703,442
Transfer out of Level 3	(90,145)
Ending balance as of March 31, 2015	$1,703,442
Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$435,347

For the year ended March 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.2%‡
CHINA — 77.4%
Consumer Discretionary — 12.6%
500.com ADR, Cl A*	226	$2,438
ANTA Sports Products	5,091	9,311
Bosideng International Holdings	18,137	1,942
Byd, Cl H	3,809	19,602
China Distance Education Holdings ADR	195	3,268
China Dongxiang Group	17,938	3,239
Ctrip.com International ADR*	788	46,192
Dongfeng Motor Group, Cl H	15,056	24,158
E-Commerce China Dangdang ADR, Cl A*	316	3,018
Golden Eagle Retail Group	3,367	4,104
Goodbaby International Holdings	4,502	1,457
Great Wall Motor, Cl H	5,574	39,398
Guangzhou Automobile Group, Cl H	13,135	12,571
Hisense Kelon Electrical Holdings, Cl A*	2,392	2,064
Homeinns Hotel Group ADR*	197	4,663
Intime Retail Group	7,262	5,049
JD.com ADR*	4,378	128,626
Jumei International Holding ADR*	264	4,176
Kandi Technologies Group*	259	3,209
Li Ning*	6,710	3,808
New Oriental Education & Technology Group ADR*	838	18,579
Ozner Water International Holding*(A)	7,000	2,501
Parkson Retail Group(B)(C)	7,029	1,523
Qunar Cayman Islands ADR*	284	11,715
Shenzhou International Group Holdings	3,378	15,249

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Vipshop Holdings ADR*	1,891	$55,671
Wisdom Holdings Group	3,510	2,250
Zhongsheng Group Holdings	2,444	1,623
		431,404
Consumer Staples — 2.0%
China Child Care	1,126	214
China Yurun Food Group*(B)(C)	7,826	2,049
Honworld Group(A)	760	530
Tingyi Cayman Islands Holding	4,663	10,032
Tsingtao Brewery, Cl H	2,195	14,708
Uni-President China Holdings	7,141	4,725
Want Want China Holdings	27,323	29,004
Wumart Stores, Cl H	3,000	2,175
Yashili International Holdings	7,961	2,886
YuanShengTai Dairy Farm*	13,000	1,509
		67,832
Health Care — 3.3%
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	1,296	4,463
Jintian Pharmaceutical Group	5,000	1,922
Lijun International Pharmaceutical Holding	12,209	5,338
Mindray Medical International ADR	479	13,101
Phoenix Healthcare Group	1,500	2,654
Shandong Weigao Group Medical Polymer, Cl H	9,514	8,381
Shanghai Fosun Pharmaceutical Group, Cl H(B)(C)	2,041	6,805
Shanghai Pharmaceuticals Holding, Cl H	3,424	9,098
Sihuan Pharmaceutical Holdings Group(B)(C)	27,024	14,884
Sinopharm Group, Cl H	6,487	26,482
Tong Ren Tang Technologies, Cl H	3,542	5,208
WuXi PharmaTech Cayman ADR*	388	15,047
		113,383
Industrials — 8.5%
51job ADR*	142	4,582
Air China, Cl H	12,141	12,387
AviChina Industry & Technology, Cl H	12,565	9,027
Beijing Capital International Airport, Cl H	8,538	8,325
China Communications Construction, Cl H	23,333	32,864
China COSCO Holdings, Cl H*	14,714	7,743
China Dredging Environment Protection Holdings*	2,000	488
China Eastern Airlines, Cl H*	9,141	5,812
China International Marine Containers Group, Cl H	14	30
China Lesso Group Holdings	7,401	4,382
China Machinery Engineering, Cl H	4,766	4,820
China Railway Construction, Cl H	14,575	21,769
China Railway Group, Cl H	23,023	23,578

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Shipping Container Lines, Cl H*	21,187	$6,723
China Shipping Development, Cl H	5,401	3,943
China Southern Airlines, Cl H	10,311	7,248
CSR(B)(C)	13,349	17,631
Dongfang Electric, Cl H	1,886	3,639
Dynagreen Environmental Protection Group, Cl H*	5,844	3,987
First Tractor, Cl H	2,166	1,551
Fosun International	11,357	22,002
Haitian International Holdings	3,569	8,194
Harbin Electric, Cl H	73	45
Jiangsu Expressway, Cl H	6,500	8,736
JinkoSolar Holding ADR*	129	3,308
Shanghai Electric Group, Cl H	16,542	10,924
Sinotrans, Cl H	12,000	6,888
Tianjin Capital Environmental Protection Group, Cl H	2,000	1,556
Weichai Power, Cl H	2,654	10,235
Zhejiang Expressway, Cl H	7,843	10,399
Zhuzhou CSR Times Electric, Cl H	4,194	27,534
		290,350
Information Technology — 45.5%
21Vianet Group ADR*	312	5,510
58.com ADR*	151	7,985
AAC Technologies Holdings	36	222
Alibaba Group Holding ADR*	4,473	372,333
Autohome ADR*	271	11,916
Baidu ADR*	1,920	400,128
Bitauto Holdings ADR*	155	7,886
Canadian Solar*	241	8,047
HC International*	1,018	1,077
Hollysys Automation Technologies	331	6,577
JA Solar Holdings ADR*	340	3,250
Kingsoft	283	830
NetEase ADR	536	56,441
Perfect World ADR	3	56
Qihoo 360 Technology ADR*	226	11,571
Semiconductor Manufacturing International*	155,562	15,048
SINA*	177	5,692
Sohu.com*	264	14,079
SouFun Holdings ADR	1,290	7,740
Tencent Holdings	30,545	579,930
Tian Ge Interactive Holdings(A)	4,000	2,461
Trina Solar ADR*	540	6,529
Vimicro International ADR*	107	995
Weibo ADR*	350	4,511

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinjiang Goldwind Science & Technology, Cl H	2,767	$5,204
Yingli Green Energy Holding ADR*	687	1,271
Youku Tudou ADR*	383	4,787
YY ADR*	282	15,385
		1,557,461
Materials — 3.6%
Aluminum Corp of China, Cl H*	21,705	10,750
Angang Steel, Cl H	6,233	4,591
Anhui Conch Cement, Cl H	7,074	26,779
BBMG, Cl H	6,510	6,004
China BlueChemical, Cl H	10,566	4,034
China Hongqiao Group	7,083	4,248
China Lumena New Materials*(B)(C)	28,720	2,926
China Molybdenum, Cl H	7,076	5,002
China National Building Material, Cl H	15,532	15,466
China Shanshui Cement Group	10,672	7,433
Dongyue Group	7,099	2,564
Jiangxi Copper, Cl H	7,797	14,502
Maanshan Iron & Steel, Cl H	9,983	2,871
Sinopec Yizheng Chemical Fibre, Cl H	11,343	4,960
Tiangong International	8,000	1,300
Tianhe Chemicals Group*(A)(B)(C)	40,000	5,830
Yingde Gases Group	5,000	3,727
		122,987
Utilities — 1.9%
Beijing Jingneng Clean Energy, Cl H	9,682	4,096
China Longyuan Power Group, Cl H	18,311	19,910
China Suntien Green Energy, Cl H	20,000	4,850
ENN Energy Holdings	4,185	25,667
Huadian Fuxin Energy, Cl H	14,147	6,934
Huaneng Renewables, Cl H	8,464	3,067
		64,524
TOTAL CHINA		2,647,941
HONG KONG — 21.8%
Consumer Discretionary — 4.5%
Alibaba Pictures Group*(B)(C)	40,000	14,755
Belle International Holdings	13,001	15,142
Brilliance China Automotive Holdings	17,174	33,094
China LotSynergy Holdings	40,000	3,354
China Travel International Investment Hong Kong	14,000	4,550
China ZhengTong Auto Services Holdings	4,698	2,224
Cogobuy Group*(A)	2,209	1,980
Daphne International Holdings	5,826	1,954

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Fu Shou Yuan International Group	5,689	$2,686
Geely Automobile Holdings	29,138	14,995
GOME Electrical Appliances Holding	54,767	7,912
Haier Electronics Group	7,526	19,706
Hengdeli Holdings	637	118
Man Wah Holdings	4,800	4,612
Minth Group	4,178	8,256
Skyworth Digital Holdings	11,388	8,960
Xinchen China Power Holdings*	4,732	1,849
Xinyi Glass Holdings	15,219	9,403
		155,550
Consumer Staples — 3.7%
Biostime International Holdings	1,209	5,068
China Agri-Industries Holdings	14,446	5,590
China Foods	4,630	2,024
China Huishan Dairy Holdings	29,462	5,244
China Mengniu Dairy	7,658	40,695
China Modern Dairy Holdings	12,102	4,027
China Resources Enterprise	3,072	6,023
Hengan International Group	4,674	56,126
NVC Lighting Holding(B)(C)	14,305	3,266
		128,063
Health Care — 1.7%
China Animal Healthcare(B)(C)	4,000	2,600
China Medical System Holdings	6,454	9,923
China Traditional Chinese Medicine	5,442	3,671
CSPC Pharmaceutical Group	12,511	10,586
Luye Pharma Group*	11,000	13,294
Sino Biopharmaceutical	16,370	16,575
		56,649
Industrials — 6.4%
AVIC International Holding HK*	16,000	1,486
Beijing Enterprises Holdings	2,808	22,093
Bolina Holding	6,000	2,244
China Everbright International	14,453	24,197
China High Speed Transmission Equipment Group	6,310	4,362
China Merchants Holdings International	7,130	27,911
China Singyes Solar Technologies Holdings	2,543	3,477
China State Construction International Holdings	11,140	15,518
CIMC Enric Holdings	4,473	4,362
CITIC	38,726	66,333
Concord New Energy Group*	20,000	1,393
COSCO Pacific	10,000	13,105
Freetech Road Recycling Technology Holdings	446	72

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Kerry Logistics Network	4,000	$5,892
Lonking Holdings	125	25
Shanghai Industrial Holdings	3,086	9,513
Shenzhen International Holdings	6,393	9,648
Tianjin Development Holdings	2,272	1,761
Zoomlion Heavy Industry Science and Technology	7,673	5,295
		218,687
Information Technology — 3.1%
Alibaba Health Information Technology*(B)(C)	12,000	10,494
GCL-Poly Energy Holdings	62,032	16,402
Hanergy Thin Film Power Group	65,064	58,576
Shunfeng International Clean Energy*	8,000	6,026
Sunny Optical Technology Group	4,075	7,411
V1 Group	19,133	1,505
Xinyi Solar Holdings	22,000	6,839
		107,253
Materials — 0.8%
China Resources Cement Holdings	10,721	6,071
Huabao International Holdings	11,658	8,676
Lee & Man Paper Manufacturing	10,239	4,952
MMG	7,872	2,589
Nine Dragons Paper Holdings	10,080	6,306
		28,594
Utilities — 1.6%
China Gas Holdings	14,062	23,034
China Oil & Gas Group	19,814	2,428
China Resources Gas Group	5,317	16,528
CT Environmental Group	3,131	3,376
Kangda International Environmental*(A)	5,596	2,461
Towngas China	5,652	5,169
		52,996
TOTAL HONG KONG		747,792
TOTAL COMMON STOCK (Cost $2,607,737)		3,395,733
TIME DEPOSIT — 0.1%
Brown Brothers Harriman 0.030%, 04/01/15	$2,315	2,315
TOTAL TIME DEPOSIT (Cost $2,315)		2,315
TOTAL INVESTMENTS — 99.3% (Cost $2,610,052)		$3,398,048

Percentages are based on Net Assets of $3,420,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2015, was $82,763 and represents 2.4% of Net Assets.
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2015 was $82,763 and represented 2.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$429,881	$—	$1,523	$431,404
Consumer Staples	65,783	—	2,049	67,832
Health Care	91,694	—	21,689	113,383
Industrials	272,719	—	17,631	290,350
Information Technology	1,557,461	—	—	1,557,461
Materials	114,231	—	8,756	122,987
Utilities	64,524	—	—	64,524
Hong Kong
Consumer Discretionary	140,795	—	14,755	155,550
Consumer Staples	124,797	—	3,266	128,063
Health Care	54,049	—	2,600	56,649
Industrials	218,687	—	—	218,687
Information Technology	96,759	—	10,494	107,253
Materials	28,594	—	—	28,594
Utilities	52,996	—	—	52,996
Total Common Stock	3,312,970	—	82,763	3,395,733
Time Deposit	—	2,315	—	2,315
Total Investments in Securities	$3,312,970	$2,315	$82,763	$3,398,048

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI New China ETF

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2014	$4,108
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	1
Purchases	—
Sales	—
Transfer into Level 3	79,837
Transfer out of Level 3	(1,183)
Ending balance as of March 31, 2015	$82,763
Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$18,912

For the year ended March 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2015, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI China Internet ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 97.5%
Consumer Discretionary — 23.8%
500.com ADR, Cl A*	57,465	$620,047
Ctrip.com International ADR*	117,981	6,916,046
E-Commerce China Dangdang ADR, Cl A*	86,482	825,903
eLong ADR*	14,465	249,088
JD.com ADR*	371,324	10,909,499
Jumei International Holding ADR*	88,395	1,398,409
Qunar Cayman Islands ADR*	79,308	3,271,455
Tuniu ADR*	33,508	421,531
Vipshop Holdings ADR*	226,650	6,672,576
		31,284,554
Industrials — 1.8%
51job ADR*	49,351	1,592,310
Zhaopin ADR*	44,570	701,977
		2,294,287
Information Technology — 71.9%
21Vianet Group ADR*	112,195	1,981,364
58.com ADR*	56,953	3,011,675
Alibaba Group Holding ADR*	126,238	10,508,051
Autohome ADR*	71,080	3,125,387
Baidu ADR*	45,619	9,507,000
BAIOO Family Interactive*(A)	3,022,000	401,476
Bitauto Holdings ADR*	58,696	2,986,453
Changyou.com ADR*	22,794	590,137
Cheetah Mobile ADR*	59,675	1,019,846
China Binary Sale Technology*	405,355	67,445
China Finance Online ADR*	24,297	104,477
China Mobile Games & Entertainment Group ADR	27,256	454,357
ChinaCache International Holdings ADR*	32,709	388,256
Forgame Holdings*	116,556	223,098
Jiayuan.com International ADR	42,537	216,088
Kingsoft	1,757,470	5,156,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI China Internet ETF

	Shares/ Face Amount(1)	Value
COMMON STOCK — continued
Information Technology — continued
KongZhong ADR*	59,860	$331,026
Leju Holdings ADR	21,662	172,429
NetEase ADR	78,409	8,256,468
NQ Mobile ADR*	98,633	367,901
Ourgame International Holdings*	752,000	371,487
Pacific Online	984,676	414,036
Perfect World ADR	82,802	1,538,461
Phoenix New Media ADR*	115,288	653,683
Qihoo 360 Technology ADR*	90,464	4,631,757
Renren ADR*	172,021	414,571
Shanda Games ADR*	174,958	1,119,731
SINA*	144,182	4,636,893
Sky-mobi ADR*	29,480	109,666
Sohu.com*	66,867	3,566,017
SouFun Holdings ADR	533,602	3,201,612
Sungy Mobile ADR*	36,302	137,222
Tencent Holdings	731,012	13,879,050
Tian Ge Interactive Holdings(A)	1,448,000	890,870
Weibo ADR*	130,463	1,681,668
Xunlei ADR*	135,962	866,078
Youku Tudou ADR*	290,972	3,637,150
YY ADR*	74,528	4,065,875
		94,685,756
TOTAL CHINA		128,264,597
HONG KONG — 2.3%
Consumer Discretionary — 0.6%
Cogobuy Group*(A)	895,000	802,297
Information Technology — 1.7%
Boyaa Interactive International	507,984	424,573
NetDragon Websoft	563,752	1,237,585
V1 Group	7,304,910	574,741
		2,236,899
TOTAL HONG KONG		3,039,196
TOTAL COMMON STOCK (Cost $146,078,541)		131,303,793
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 04/01/15	193,233	193,233
0.005%, 04/01/15 HKD	5,601	722
TOTAL TIME DEPOSITS (Cost $193,955)		193,955
TOTAL INVESTMENTS — 99.9% (Cost $146,272,496)		$131,497,748

Percentages are based on Net Assets of $131,611,859

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares CSI China Internet ETF

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$131,303,793	$—	$—	$131,303,793
Time Deposits	—	193,955	—	193,955
Total Investments in Securities	$131,303,793	$193,955	$—	$131,497,748

For the year ended March 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 31, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares E Fund China Commercial Paper ETF

†	Percentages are based on total investments.

	Face Amount(1)	Value
COMMERCIAL PAPER — 87.0%
Beijing Drainage Group
4.880%, 08/08/2015	5,000,000	$805,193
Beijing Haidian State-Owned Assets Operation
5.050%, 03/27/2016	2,000,000	322,440
China Eastern Airlines
4.500%, 09/22/2015	2,000,000	322,602
China Huaneng Group
4.500%, 03/26/2016	2,000,000	321,384
China Longyuan Power Group
4.600%, 12/20/2015	2,000,000	321,442
China National Building Material
4.700%, 12/12/2015	2,000,000	321,677
China Power Investment
4.600%, 11/21/2015	2,000,000	321,968
Commercial Aircraft Corporation of China
4.690%, 10/22/2015	2,000,000	322,319
Hangzhou Industrial Investment Group
5.080%, 09/25/2015	5,000,000	805,650
Hebei Iron and Steel Group
5.250%, 02/05/2016	2,000,000	321,882
Huaneng Power International
4.630%, 05/22/2015	5,000,000	805,899
Jiangsu Guoxin Investment Group
5.100%, 09/26/2015	2,000,000	322,601
Ningbo Port
4.850%, 08/22/2015	5,000,000	805,689
Shandong Gold Group
4.830%, 08/08/2015	5,000,000	805,692
Shandong Iron and Steel Group
5.330%, 12/21/2015	2,000,000	321,889
Yankuang Group
5.350%, 09/25/2015	2,000,000	322,398
TOTAL COMMERCIAL PAPER (Cost $7,601,665)		7,570,725

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares E Fund China Commercial Paper ETF

	Shares	Value
CASH EQUIVALENTS — 9.3%
China Universal Express Income Money Market Fund	347	$56
E Funds SWIFT Cash Money Market Fund	2,500,000	403,252
Fortune SGAM Xianjin Tianyi Money Market Fund	2,538,224	409,405
TOTAL CASH EQUIVALENTS (Cost $794,929)		812,713
TOTAL INVESTMENTS — 96.3% (Cost $8,396,594)		$8,383,438

Percentages are based on Net Assets of $8,702,158

(1)	In CNY unless otherwise indicated.

CNY — Chinese Yuan

As of March 31, 2015, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended March 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

†	Percentages are based on total investments. More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

	Shares	Value
COMMON STOCK — 77.4%‡
BRAZIL — 3.1%
Consumer Discretionary — 0.4%
Cyrela Brazil Realty Empreendimentos e Participacoes	515	$2,151
Kroton Educacional	1,000	3,232
Lojas Renner	200	5,632
		11,015
Consumer Staples — 0.8%
Ambev	1,850	10,674
BRF	400	7,905
Souza Cruz	400	3,165
		21,744
Energy — 0.2%
Ultrapar Participacoes	205	4,165
Financials — 0.7%
Banco do Brasil	405	2,916
BB Seguridade Participacoes	400	4,094
BM&FBovespa – Bolsa de Valores Mercadorias e Futuros	1,000	3,482
BR Malls Participacoes	400	2,125
Itausa – Investimentos Itau	1,600	5,011
		17,628
Industrials — 0.4%
CCR	652	3,368
Embraer	400	3,072
WEG	248	2,481
		8,921
Information Technology — 0.2%
Cielo	400	5,718
Materials — 0.3%
Vale	1,400	7,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Cia Energetica de Minas Gerais	600	$2,431
TOTAL BRAZIL		79,489
CHILE — 0.7%
Energy — 0.1%
Empresas COPEC	246	2,865
Financials — 0.2%
Banco de Credito e Inversiones	65	2,910
Banco Santander Chile	56,610	3,086
		5,996
Industrials — 0.1%
Latam Airlines Group*	267	2,194
Utilities — 0.3%
Empresa Nacional de Electricidad	2,438	3,651
Enersis	11,240	3,684
		7,335
TOTAL CHILE		18,390
CHINA — 19.2%
Consumer Discretionary — 1.9%
Byd, Cl H	3,475	17,884
Ctrip.com International ADR*	94	5,511
Dongfeng Motor Group, Cl H	2,392	3,838
Great Wall Motor, Cl H	638	4,509
Guangzhou Automobile Group, Cl H	2,800	2,680
JD.com ADR*	182	5,347
New Oriental Education & Technology Group ADR*	150	3,325
Shanghai Jinjiang International Hotels Development	200	416
Vipshop Holdings ADR*	164	4,828
		48,338
Consumer Staples — 0.1%
Tsingtao Brewery, Cl H	531	3,558
Energy — 1.4%
China Coal Energy, Cl H	6,397	3,532
China Oilfield Services, Cl H	1,678	2,792
China Petroleum & Chemical, Cl H	14,500	11,539
China Shenhua Energy, Cl H	2,201	5,621
PetroChina, Cl H	11,784	13,041
		36,525
Financials — 7.2%
Agricultural Bank of China, Cl H	16,777	8,309
Bank of China, Cl H	48,396	27,965
Bank of Communications, Cl H	19,997	17,152

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China CITIC Bank, Cl H	21,858	$16,465
China Construction Bank, Cl H	57,296	47,592
China Life Insurance, Cl H	7,483	32,767
Chongqing Rural Commercial Bank, Cl H	3,386	2,197
Evergrande Real Estate Group	7,336	3,700
PICC Property & Casualty, Cl H	2,340	4,624
Ping An Insurance Group of China, Cl H	1,500	18,032
Shimao Property Holdings	1,102	2,317
Sino-Ocean Land Holdings	4,428	2,678
		183,798
Health Care — 0.2%
Sinopharm Group, Cl H	888	3,625
Industrials — 2.2%
Anhui Expressway, Cl H	14,071	9,782
China Communications Construction, Cl H	14,690	20,690
China International Marine Containers Group, Cl H	7,307	15,909
Jiangsu Expressway, Cl H	2,978	4,003
Yangzijiang Shipbuilding Holdings	3,600	3,320
Zhuzhou CSR Times Electric, Cl H	476	3,125
		56,829
Information Technology — 4.3%
Alibaba Group Holding ADR*	221	18,396
Baidu ADR*	173	36,053
NetEase ADR	78	8,214
Tencent Holdings	2,558	48,566
		111,229
Materials — 1.1%
Aluminum Corp of China, Cl H*	7,342	3,636
Anhui Conch Cement, Cl H	5,007	18,955
China National Building Material, Cl H	3,472	3,457
Jiangxi Copper, Cl H	1,544	2,872
		28,920
Telecommunication Services — 0.2%
China Telecom, Cl H	9,374	6,009
Utilities — 0.6%
CGN Power, Cl H*(A)	8,230	3,546
China Longyuan Power Group, Cl H	3,188	3,466
ENN Energy Holdings	682	4,183
Huaneng Power International, Cl H	2,777	3,288
		14,483
TOTAL CHINA		493,314

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
COLOMBIA — 0.9%
Consumer Staples — 0.1%
Almacenes Exito	311	$2,993
Energy — 0.2%
Ecopetrol	5,045	3,836
Financials — 0.5%
Bancolombia	507	4,774
Financiera Colombiana	188	2,582
Grupo Aval Acciones y Valores	3,934	1,726
Grupo de Inversiones Suramericana	369	4,767
		13,849
Utilities — 0.1%
Isagen ESP	1,739	2,042
TOTAL COLOMBIA		22,720
CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	26	5,614
Telecommunication Services — 0.1%
O2 Czech Republic	231	1,847
Utilities — 0.3%
CEZ	326	7,973
TOTAL CZECH REPUBLIC		15,434
EGYPT — 1.7%
Consumer Staples — 0.1%
Juhayna Food Industries*	2,243	2,675
Financials — 1.2%
Commercial International Bank Egypt SAE	2,552	18,827
Egypt Kuwait Holding SAE	4,048	2,388
Egyptian Financial Group-Hermes Holding*	1,807	3,759
Talaat Moustafa Group	3,754	5,141
		30,115
Industrials — 0.1%
ElSwedy Electric*	399	2,513
Materials — 0.1%
Ezz Steel*	1,071	1,937
Telecommunication Services — 0.2%
Global Telecom Holding SAE*	4,763	2,085
Telecom Egypt	1,642	2,406
		4,491
TOTAL EGYPT		41,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 5.9%
Consumer Discretionary — 0.4%
Belle International Holdings	4,207	$4,900
Brilliance China Automotive Holdings	2,148	4,139
		9,039
Consumer Staples — 0.4%
China Resources Enterprise	1,216	2,384
Hengan International Group	560	6,725
		9,109
Energy — 0.6%
CNOOC	9,826	13,891
Kunlun Energy	2,594	2,519
		16,410
Financials — 0.8%
China Everbright	768	2,001
China Overseas Land & Investment	2,839	9,173
China Resources Land	1,614	4,559
New China Life Insurance, Cl H	445	2,485
Shenzhen Investment	7,638	2,827
		21,045
Health Care — 0.1%
Sino Biopharmaceutical	2,736	2,770
Industrials — 1.0%
Beijing Enterprises Holdings	489	3,847
China Everbright International	2,702	4,524
China Merchants Holdings International	1,128	4,416
China State Construction International Holdings	1,787	2,489
CITIC	3,780	6,475
COSCO Pacific	2,120	2,778
		24,529
Information Technology — 0.5%
Hanergy Thin Film Power Group	4,364	3,929
Kingboard Chemical Holdings	1,416	2,243
Lenovo Group	3,826	5,586
		11,758
Telecommunication Services — 1.7%
China Mobile	2,972	38,793
China Unicom Hong Kong	3,480	5,297
		44,090

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Beijing Enterprises Water Group	4,140	$2,819
China Resources Power Holdings	1,483	3,722
Guangdong Investment	2,168	2,841
		9,382
TOTAL HONG KONG		148,132
HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	70	3,039
Financials — 0.2%
OTP Bank	210	3,989
Health Care — 0.1%
Richter Gedeon Nyrt	206	2,841
TOTAL HUNGARY		9,869
INDIA — 18.0%
Consumer Discretionary — 1.7%
Tata Motors ADR	966	43,528
Financials — 6.7%
HDFC Bank ADR	1,564	92,104
ICICI Bank ADR	7,654	79,296
		171,400
Health Care — 1.1%
Dr Reddy’s Laboratories ADR	512	29,235
Information Technology — 7.6%
Infosys ADR	4,800	168,384
Wipro ADR	1,950	25,974
		194,358
Materials — 0.9%
Sesa Sterlite ADR	1,908	23,659
TOTAL INDIA		462,180
INDONESIA — 3.7%
Consumer Discretionary — 0.5%
Astra International	19,202	12,593
Consumer Staples — 0.5%
Charoen Pokphand Indonesia	9,350	2,535
Gudang Garam	609	2,375
Indofood Sukses Makmur	6,128	3,492
Unilever Indonesia	1,284	3,894
		12,296
Financials — 1.4%
Bank Central Asia	11,520	13,062
Bank Mandiri Persero	8,622	8,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Negara Indonesia Persero	7,176	$3,965
Bank Rakyat Indonesia Persero	10,448	10,608
		35,861
Health Care — 0.1%
Kalbe Farma	24,282	3,464
Industrials — 0.2%
Jasa Marga Persero	3,662	2,017
United Tractors	1,904	3,174
		5,191
Materials — 0.3%
Indocement Tunggal Prakarsa	1,656	2,777
Semen Indonesia Persero	3,763	3,928
		6,705
Telecommunication Services — 0.5%
Telekomunikasi Indonesia Persero	51,748	11,438
Tower Bersama Infrastructure	2,866	2,077
		13,515
Utilities — 0.2%
Perusahaan Gas Negara Persero	12,748	4,680
TOTAL INDONESIA		94,305
MALAYSIA — 1.2%
Consumer Discretionary — 0.1%
Genting	1,033	2,510
Consumer Staples — 0.1%
IOI	2,000	2,479
Financials — 0.4%
AMMB Holdings	1,616	2,775
CIMB Group Holdings	1,800	3,023
Malayan Banking	928	2,338
Public Bank	612	3,120
		11,256
Health Care — 0.1%
Genting Malaysia	2,274	2,597
Industrials — 0.3%
Gamuda	2,474	3,407
Sime Darby	1,279	3,201
		6,608
Materials — 0.1%
Petronas Chemicals Group	1,600	2,437
Telecommunication Services — 0.1%
Maxis	1,454	2,823
TOTAL MALAYSIA		30,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 4.5%
Consumer Discretionary — 0.4%
Grupo Televisa*	1,674	$11,064
Consumer Staples — 1.2%
Coca-Cola Femsa	362	2,887
Controladora Comercial Mexicana	652	2,103
Fomento Economico Mexicano*	1,336	12,505
Grupo Bimbo, Ser A*	1,430	4,047
Wal-Mart de Mexico	3,372	8,413
		29,955
Financials — 0.8%
Fibra Uno Administracion REIT	1,933	5,126
Grupo Financiero Banorte, Cl O	1,536	8,917
Grupo Financiero Inbursa, Cl O	1,376	3,472
Grupo Financiero Santander Mexico, Cl B	1,060	2,318
		19,833
Industrials — 0.5%
Alfa, Cl A*	2,304	4,666
Grupo Aeroportuario del Pacifico, Cl B	346	2,276
Grupo Aeroportuario del Sureste, Cl B*	254	3,420
Promotora y Operadora de Infraestructura*	267	2,853
		13,215
Materials — 0.8%
Cemex, Cl Preference*	8,174	7,759
Grupo Mexico	2,492	7,358
Industrias Penoles	117	2,034
Mexichem	1,080	2,820
		19,971
Telecommunication Services — 0.8%
America Movil	19,782	20,270
TOTAL MEXICO		114,308
MOROCCO — 0.2%
Financials — 0.2%
Douja Promotion Groupe Addoha*	1,964	6,269
PERU — 0.8%
Financials — 0.6%
Credicorp	105	14,766
Materials — 0.2%
Cia de Minas Buenaventura SAA	508	5,411
TOTAL PERU		20,177

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 1.5%
Consumer Staples — 0.1%
Universal Robina	580	$2,932
Financials — 0.6%
Ayala	185	3,290
Ayala Land	4,400	3,790
Bank of the Philippine Islands	1,265	2,844
BDO Unibank	800	2,214
SM Prime Holdings	7,000	3,129
		15,267
Industrials — 0.6%
Aboitiz Equity Ventures	2,352	3,052
Alliance Global Group	4,200	2,490
International Container Terminal Services	1,217	2,940
JG Summit Holdings	1,720	2,790
SM Investments	240	4,829
		16,101
Information Technology — 0.2%
Philippine Long Distance Telephone	60	3,834
TOTAL PHILIPPINES		38,134
POLAND — 1.5%
Consumer Discretionary — 0.4%
LPP*	5	9,329
Energy — 0.1%
Polski Koncern Naftowy Orlen	242	3,782
Financials — 0.7%
Bank Pekao	102	4,945
Bank Zachodni WBK	35	3,185
Powszechna Kasa Oszczednosci Bank Polski	698	6,259
Powszechny Zaklad Ubezpieczen	36	4,643
		19,032
Materials — 0.1%
KGHM Polska Miedz	114	3,608
Utilities — 0.2%
Energa	394	2,587
PGE Polska Grupa Energetyczna	676	3,716
		6,303
TOTAL POLAND		42,054

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 4.1%
Consumer Discretionary — 0.4%
Magnit*	56	$10,935
Energy — 2.4%
Gazprom OAO	9,824	23,475
Lukoil OAO	378	17,591
NOVATEK OAO	970	7,209
Rosneft OAO	1,064	4,615
Surgutneftegas*	6,322	3,817
Tatneft*	1,192	5,885
		62,592
Financials — 0.7%
Moscow Exchange MICEX-RTS OAO	2,120	2,517
Sberbank of Russia	9,698	10,491
VTB Bank	4,573,252	4,721
		17,729
Materials — 0.4%
MMC Norilsk Nickel*	43	7,693
Uralkali PJSC	1,041	2,803
		10,496
Telecommunication Services — 0.2%
Mobile TeleSystems	976	4,147
TOTAL RUSSIA		105,899
SOUTH AFRICA — 1.4%
Consumer Discretionary — 0.4%
Naspers, Cl N	40	6,174
Steinhoff International Holdings	506	3,175
		9,349
Financials — 0.5%
Barclays Africa Group	110	1,679
FirstRand	576	2,654
MMI Holdings	810	2,194
Remgro	130	2,852
Standard Bank Group	254	3,522
		12,901
Health Care — 0.1%
Aspen Pharmacare Holdings	65	2,060
Industrials — 0.1%
Bidvest Group	130	3,527
Information Technology — 0.1%
Sasol	104	3,538

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Telecommunication Services — 0.2%
MTN Group	272	$4,602
TOTAL SOUTH AFRICA		35,977
TAIWAN — 2.2%
Financials — 0.2%
Cathay Financial Holding	1,855	2,964
Mega Financial Holding	3,555	2,948
		5,912
Information Technology — 1.2%
Asustek Computer	224	2,255
Delta Electronics	439	2,771
Hon Hai Precision Industry	1,888	5,527
MediaTek	276	3,736
Quanta Computer	1,011	2,443
Taiwan Semiconductor Manufacturing	3,163	14,708
		31,440
Materials — 0.7%
China Steel	4,869	4,046
Formosa Chemicals & Fibre	1,363	3,128
Formosa Plastics	1,348	3,270
Nan Ya Plastics	1,403	3,116
Taiwan Cement	2,268	3,196
		16,756
Telecommunication Services — 0.1%
Chunghwa Telecom	904	2,875
TOTAL TAIWAN		56,983
THAILAND — 1.8%
Consumer Staples — 0.2%
Charoen Pokphand Foods	3,042	2,103
CP ALL	3,296	4,153
		6,256
Energy — 0.3%
PTT	465	4,616
PTT Exploration & Production	1,044	3,497
		8,113
Financials — 0.5%
Bank of Ayudhya	1,052	1,334
Kasikornbank	680	4,785
Siam Commercial Bank	1,000	5,470
		11,589
Industrials — 0.1%
Airports of Thailand	300	2,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Bangkok Bank	487	$2,761
PTT Global Chemical	1,600	2,569
Siam Cement	235	3,698
		9,028
Telecommunication Services — 0.3%
Advanced Info Service	705	5,135
Intouch Holdings	1,475	3,501
		8,636
TOTAL THAILAND		46,204
TURKEY — 3.7%
Consumer Discretionary — 0.2%
Arcelik	400	2,311
Tofas Turk Otomobil Fabrikasi	312	1,893
		4,204
Consumer Staples — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii	394	3,293
BIM Birlesik Magazalar	384	6,818
Coca-Cola Icecek	138	2,336
Ulker Biskuvi Sanayi	332	2,493
		14,940
Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri	218	5,176
Financials — 1.8%
Akbank	2,892	8,520
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	3,936	4,472
Haci Omer Sabanci Holding	1,462	5,169
Turkiye Garanti Bankasi	3,474	11,413
Turkiye Halk Bankasi	1,002	4,959
Turkiye Is Bankasi, Cl C	2,182	4,933
Turkiye Vakiflar Bankasi TAO, Cl D	1,726	2,832
Yapi ve Kredi Bankasi	1,650	2,542
		44,840
Industrials — 0.4%
KOC Holding	1,116	5,093
TAV Havalimanlari Holding	332	2,781
Turk Hava Yollari AO*	916	3,030
		10,904
Materials — 0.1%
Eregli Demir ve Celik Fabrikalari	2,346	3,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Telecommunication Services — 0.4%
Turk Telekomunikasyon	1,096	$2,913
Turkcell Iletisim Hizmetleri	1,421	7,306
		10,219
TOTAL TURKEY		93,933
UNITED ARAB EMIRATES — 0.3%
Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	1,164	2,050
Emaar Properties PJSC	2,068	3,716
First Gulf Bank PJSC	534	2,123
TOTAL UNITED ARAB EMIRATES		7,889
TOTAL COMMON STOCK (Cost $2,005,168)		1,984,101
AFFILIATED INVESTMENT COMPANY — 19.7%
United States — 19.7%
KraneShares Bosera MSCI China A Share ETF**	9,452	504,876
TOTAL AFFILIATED INVESTMENT COMPANY (Cost $427,420)		504,876
PREFERRED STOCK — 1.9%
BRAZIL — 1.9%
Consumer Discretionary — 0.1%
Lojas Americanas	441	2,277
Consumer Staples — 0.1%
Cia Brasileira de Distribuicao	94	2,807
Energy — 0.4%
Petroleo Brasileiro	3,200	9,812
Financials — 1.0%
Banco Bradesco	1,440	13,350
Itau Unibanco Holding	1,200	13,298
		26,648
Materials — 0.2%
Gerdau	651	2,072
Klabin	2,206	2,540
		4,612
Telecommunication Services — 0.1%
Telefonica Brasil	200	3,086
TOTAL PREFERRED STOCK (Cost $55,255)		49,242
TOTAL INVESTMENTS — 99.0% (Cost $2,487,843)		$2,538,219

Percentages are based on Net Assets of $2,562,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	March 31, 2015

KraneShares FTSE Emerging Markets Plus ETF

**	Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2015 are as follows:

Value of Shares as of 2/12/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held 3/31/2015	Balance of Shares Held as of 3/31/15	Dividend Income
KraneShares Bosera MSCI China A Share ETF
$—	$619,153	$(196,851)	$77,456	$5,118	$504,876	9,452	$—
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of March 31, 2015, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 31, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended March 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
March 31, 2015

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Assets:
Investments at Value	$26,679,557	$3,398,048	$131,497,748
Foreign Currency at Value	158,654	—	—
Receivable for Capital Shares Sold	—	—	25,221,546
Receivable for Investment Securities Sold	—	110,833	—
Total Assets	26,838,211	3,508,881	156,719,294
Liabilities:
Payable for Investment Securities Purchased	—	84,966	25,001,489
Payable for Foreign Capital Gains Tax	34,549	—	—
Payable due to Investment Adviser	17,643	1,894	65,570
Payable for Trustees' Fee	8,080	1,063	35,949
Payable to Custodian	3,787	14	4,427
Total Liabilities	64,059	87,937	25,107,435
Net Assets	$26,774,152	$3,420,944	$131,611,859
Net Assets Consist of:
Paid-in Capital	$20,796,374	$2,509,994	$154,982,422
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	(36,342)	(2,201)	(416,927)
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	99,956	125,155	(8,178,888)
Net Unrealized Appreciation (Depreciation) on Investments	5,912,435	787,996	(14,774,748)
Net Unrealized Appreciation on Foreign Currency Translations	1,729	—	—
Net Assets	$26,774,152	$3,420,944	$131,611,859
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	500,002	50,000	3,850,000
Net Asset Value, Offering and Redemption Price Per Share	$53.55	$68.42	$34.18
Cost of Investments	$20,767,122	$2,610,052	$146,272,496
Cost of Foreign Currency	156,925	—	—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
March 31, 2015

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Assets:
Investments at Value	$8,383,438	$2,033,343
Affiliated Investments at Value	—	504,876
Foreign Currency at Value	531,261	18,876
Cash	—	2,431
Dividend and Interest Receivable	126,789	1,701
Receivable for Investment Securities Sold	—	11,647
Reclaim Receivable	—	24
Total Assets	9,041,488	2,572,898
Liabilities:
Payable for Investment Securities Purchased	—	7,927
Payable to Custodian	324,536	—
Payable due to Investment Adviser	10,967	1,445
Payable for Trustees' Fee	3,827	706
Total Liabilities	339,330	10,078
Net Assets	$8,702,158	$2,562,820
Net Assets Consist of:
Paid-in Capital	$8,766,822	$2,500,892
Undistributed (Distributions in Excess of) Net Investment Income	(43,352)	6,629
Accumulated Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(8,616)	5,118
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(13,156)	50,376
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	460	(195)
Net Assets	$8,702,158	$2,562,820
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	250,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$34.81	$25.63
Cost of Investments	$8,396,594	$2,060,423
Cost of Affiliated Investments	—	427,420
Cost of Foreign Currency	530,697	19,064

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended March 31, 2015

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$85,657	$36,841	$464,882
Interest Income	1,059	34	45
Less: Foreign Taxes Withheld	(9,030)	(1,256)	(72,077)
Total Investment Income	77,686	35,619	392,850
Advisory Fees	113,365	22,349	834,837
Trustees' Fees	8,081	1,063	35,949
Foreign Capital Gains Tax	34,549	—	—
Total Expenses	155,995	23,412	870,786
Advisory Fee Waiver	(21,481)	—	—
Net Expenses	134,514	23,412	870,786
Net Investment Income (Loss)	(56,828)	12,207	(477,936)
Net Realized Gain (Loss) on:
Investments(1)	214,544	125,259	(2,477,274)
Foreign Currency Transactions	(29,576)	(62)	(14,601)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	184,968	125,197	(2,491,875)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,342,768	171,872	(18,003,378)
Foreign Currency Transactions	1,839	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	6,344,607	171,872	(18,003,378)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	6,529,575	297,069	(20,495,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,472,747	$309,276	$(20,973,189)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year or period ended March 31, 2015

	KraneShares E Fund China Commercial Paper ETF(1)	KraneShares FTSE Emerging Markets Plus ETF(2)
Investment Income:
Dividend Income	$6,636	$2,924
Interest Income	335,431	—
Less: Foreign Taxes Withheld	(1,898)	(307)
Total Investment Income	340,169	2,617
Advisory Fees	56,509	2,151
Trustees' Fees	3,827	706
Total Expenses	60,336	2,857
Advisory Fee Waiver	(10,074)	—
Net Expenses	50,262	2,857
Net Investment Income (Loss)	289,907	(240)
Net Realized Gain (Loss) on:
Investments(3)	(8,616)	—
Affiliated Investments	—	5,118
Foreign Currency Transactions	(145,008)	6,869
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(153,624)	11,987
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,156)	(27,080)
Affiliated Investments	—	77,456
Foreign Currency Transactions	460	(195)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(12,696)	50,181
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(166,320)	62,168
Net Increase in Net Assets Resulting from Operations	$123,587	$61,928

(1)	Commenced operations on December 2, 2014.
(2)	Commenced operations on February 12, 2015.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Year Ended March 31, 2015	Period Ended March 31, 2014(1)
Operations:
Net Investment Loss	$(56,828)	$(6,951)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	184,968	(32,551)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	6,344,607	(430,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,472,747	(469,945)
Dividends and Distributions from:
Net Investment Income	(25,024)	—
Total Dividends and Distributions	(25,024)	—
Capital Share Transactions:
Issued	17,369,814	12,036,060
Redeemed	(8,609,500)	—
Increase in Net Assets from Capital Share Transactions	8,760,314	12,036,060
Total Increase in Net Assets	15,208,037	11,566,115
Net Assets:
Beginning of Year or Period	11,566,115	—
End of Year or Period	$26,774,152	$11,566,115
Accumulated Net Investment Loss	$(36,342)	$(38,406)
Share Transactions:
Issued	400,000	400,002
Redeemed	(300,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,000	400,002

(1)	Commenced operations on March 4, 2014.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI New China ETF
	Year Ended March 31, 2015	Period Ended March 31, 2014(1)
Operations:
Net Investment Income (Loss)	$12,207	$(4,932)
Net Realized Gain on Investments and Foreign Currency Transactions	125,197	697,984
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	171,872	616,124
Net Increase in Net Assets Resulting from Operations	309,276	1,309,176
Dividends and Distributions from:
Net Investment Income	(31,008)	—
Total Dividends and Distributions	(31,008)	—
Capital Share Transactions:
Issued	—	5,000,050
Redeemed	—	(3,166,550)
Increase in Net Assets from Capital Share Transactions	—	1,833,500
Total Increase in Net Assets	278,268	3,142,676
Net Assets:
Beginning of Year or Period	3,142,676	—
End of Year or Period	$3,420,944	$3,142,676
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	$(2,201)	$(986)
Share Transactions:
Issued	—	100,000
Redeemed	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	—	50,000

(1)	Commenced operations on July 22, 2013.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CSI China Internet ETF
	Year Ended March 31, 2015	Period Ended March 31, 2014(1)
Operations:
Net Investment Loss	$(477,936)	$(14,302)
Net Realized Loss on Investments and Foreign Currency Transactions	(2,491,875)	(136,442)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(18,003,378)	3,228,630
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,973,189)	3,077,886
Dividends and Distributions from:
Net Investment Income	(596,577)	(28,550)
Net Realized Gains	—	(39,098)
Total Dividends and Distributions	(596,577)	(67,648)
Capital Share Transactions:
Issued	222,349,613	74,233,000
Redeemed	(146,411,226)	—
Increase in Net Assets from Capital Share Transactions	75,938,387	74,233,000
Total Increase in Net Assets	54,368,621	77,243,238
Net Assets:
Beginning of Year or Period	77,243,238	—
End of Year or Period	$131,611,859	$77,243,238
Distributions in Excess of Net Investment Income	$(416,927)	$(42,548)
Share Transactions:
Issued	6,200,000	2,150,000
Redeemed	(4,500,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,700,000	2,150,000

(1)	Commenced operations on July 31, 2013.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
	Period Ended March 31, 2015(1)	Period Ended March 31, 2015(2)
Operations:
Net Investment Income (Loss)	$289,907	$(240)
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions	(153,624)	11,987
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	(12,696)	50,181
Net Increase in Net Assets Resulting from Operations	123,587	61,928
Dividends and Distributions from:
Net Investment Income	(188,251)	—
Total Dividends and Distributions	(188,251)	—
Capital Share Transactions(3):
Issued	31,449,489	2,501,476
Redeemed	(22,682,667)	(584)
Increase in Net Assets from Capital Share Transactions	8,766,822	2,500,892
Total Increase in Net Assets	8,702,158	2,562,820
Net Assets:
Beginning of Period	—	—
End of Period	$8,702,158	$2,562,820
Undistributed (Distributions in Excess of) Net Investment Income	$(43,352)	$6,629
Share Transactions:
Issued	900,002	100,002
Redeemed	(650,000)	—
Net Increase in Shares Outstanding from Share Transactions	250,002	100,002

(1)	Commenced operations on December 2, 2014.
(2)	Commenced operations on February 12, 2015.
(3)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For the Year/Period Ended March 31
For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Realized Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
KraneShares Bosera MSCI China A Share ETF
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	(0.05)	53.55	85.37	26,774	1.31		1.51		(0.55)		110
2014(1)	30.00	(0.02)	(1.06)	(1.08)	—	—	—	28.92	(3.60)	11,566	1.10	†	1.10	†	(0.84	)†	—	††
KraneShares CSI New China ETF(6)
2015	62.85	0.24	5.95	6.19	(0.62)	—	(0.62)	68.42	9.92	3,421	0.71		0.71		0.37		36
2014(2)	50.00	(0.06)	12.91	12.85	—	—	—	62.85	25.70	3,143	0.68	†	0.68	†	(0.15	)†	7	††
KraneShares CSI China Internet ETF
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	(0.29)	34.18	(4.09)	131,612	0.71		0.71		(0.39)		43
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	(0.10)	35.93	44.18	77,243	0.68	†	0.68	†	(0.09	)†	8	††
KraneShares E Fund China Commercial Paper ETF
2015(4)	35.00	0.39	(0.35)	0.04	(0.23)	—	(0.23)	34.81	0.13	8,702	0.60	†	0.72	†	3.46	†	—	††
KraneShares FTSE Emerging Markets Plus ETF
2015(5)	25.00	—	0.63	0.63	—	—	—	25.63	2.52	2,563	0.88	†‡	0.88	†‡	(0.07)	†‡	8	††

(1)	The Fund commenced operations on March 4, 2014.
(2)	The Fund commenced operations on July 22, 2013.
(3)	The Fund commenced operations on July 31, 2013.
(4)	The Fund commenced operations on December 2, 2014.
(5)	The Fund commenced operations on February 12, 2015.
(6)	Effective August 1st, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the KraneShares Bosera MSCI China A Shares ETF.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2015, the Trust had six portfolios. The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and Kraneshares FTSE Emerging Markets Plus ETF (each a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF are diversified, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares CSI China Internet ETF, KraneShares CSI New China ETF and KraneShares E Fund China Commercial Paper ETF are non-diversified. Krane Funds Advisors, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The KraneShares E Fund China Commercial Paper ETF commenced operations on December 2, 2014. The KraneShares FTSE Emerging Markets Plus ETF commenced operations on February 12, 2015.

Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF.

The shares of KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares E Fund China Commercial Paper ETF are listed and traded on the NYSE Arca, Inc. Shares of KraneShares FTSE Emerging Markets Plus ETF shares are listed and traded on the BATS Exchange. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units (“Creation Units”). With respect to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF permit in kind consideration for the purchase of a Creation Units, such Creation Units will be issued and redeemed for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees, and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Index
KraneShares CSI China Five Year Plan ETF	CSI Overseas China Five-Year Plan Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares FTSE Emerging Markets Plus ETF	FTSE Emerging including China Overseas non-R/QFII GDP Weighted Index

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

As of March 31, 2015, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$1,703,442	6.4%
KraneShares CSI New China ETF	82,763	2.4%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended March 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

As of March 31, 2015, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is generally recorded on the ex-dividend date. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds, except the KraneShares E Fund China Commercial Paper ETF, do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit or multiples thereof). The maximum creation and redemption fees for the KraneShares CSI New China ETF is $8,000 and the KraneShares CSI China Internet ETF is $1,000. The KraneShares Bosera MSCI China A Share ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF have a standard creation and redemption fee of $6,000 and a variable fee. The KraneShares E Fund China Commercial Paper ETF has a standard creation and redemption fee of $500 and a variable fee. These fees are subject to adjustment from time to time by the Adviser.

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The KraneShares Bosera MSCI China A Share ETF generally expects that Creation Units of the Fund issued and redeemed principally for cash.

The following table discloses Creation Unit breakdown as of March 31, 2015:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
KraneShares Bosera MSCI China A Share ETF	100,000	2,000	$8,691,779	$1,000
KraneShares CSI China Internet ETF	1,700,000	19,500	75,938,387	7,000
KraneShares E Fund China Commercial Paper ETF(1)	250,000	2,000	8,734,473	2,000
KraneShares FTSE Emerging Markets Plus ETF(2)	100,000	—	2,500,000	—

(1)	Commenced operations on December 2, 2014.
(2)	Commenced operations on February 12, 2015.

Organizational Expenses

All organizational and offering expenses of the Trust were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Concentration of Risk

Cash at March 31, 2015, is held in time deposits at Brown Brothers Harriman. Amounts may exceed federally insured limits.

3. RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement between the Trust on behalf of each Fund and the Adviser (the “Agreements”). Under the Agreements, the Adviser is responsible for the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Each Agreement provides that the Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund. Pursuant to the Agreements

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares Bosera MSCI China A Share ETF	1.10%
KraneShares CSI New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares FTSE Emerging Markets Plus ETF	0.68%

The Agreements require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees, “acquired fund fees and expenses” (as defined by form N-1A under the Investment Company Act; (d) litigation expenses; (e) compensation and expenses of the Independent Trustees (including any Trustees’ fees of independent legal counsel; and (f) any expenses determined to be extraordinary expenses by the Board (all such expenses not including the exceptions, “Expenses”). In addition, effective July 10, 2014, Krane has contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares Bosera MSCI China A Share Fund’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.85% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2015. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to Krane or by Krane, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term, and subject to the consent of the Board of Trustees. In addition, the Expense Limitation Agreement will terminate if the investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee to the extent necessary to keep the KraneShares E Fund China Commercial Paper Fund’s total annual operating expenses (except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions, derivative counterparty fees, and other expenses connected with the execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any) from exceeding 0.56% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through at least June 30, 2015. The Expense Limitation Agreement may be terminated by the Board upon sixty (60) days’ written notice to Krane or by Krane, effective at the end of the current term of the Expense Limitation Agreement, upon at least 60 days’ written notice prior to the end of such current term, and subject to the consent of the Board of Trustees. In addition, the Expense Limitation Agreement will

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

terminate if the investment advisory agreement for the Fund is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the KraneShares FTSE Emerging Markets Plus ETF in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as the Fund invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Co-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to oversight by the Adviser and the Board of Trustees of the Trust. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

The Adviser and Co-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, Acquired Fund Fees and Expenses, if any, brokerage commissions and other expenses connected with execution of portfolio transactions, expenses of the Independent Trustees (including any Trustees’ counsel fees), extraordinary expenses, distribution fees and any expenses paid by the Trust under the distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the advisory fee payable to the Adviser.

Sub-Advisory Agreement

Index Management Solutions, LLC serves as the investment sub-adviser to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF (the “Sub-Adviser”). The Sub-Adviser is responsible for trading portfolio securities on behalf of the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Underlying Index, subject to the supervision of the Adviser and the Board of Trustees. For the services it provides to the KraneShares CSI New China ETF, KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on each Fund’s daily average net assets up to $50 million; 0.04% on each Fund’s daily average net assets on the next $50 million; and 0.03% on each Fund’s daily average net assets in excess of $100 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the first twelve months of operations, no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board of Trustees.

Notes to Financial Statements

3. RELATED PARTY TRANSACTIONS  – (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the year or period ended March 31, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF	$20,074,928	$11,465,736
KraneShares CSI New China ETF	1,163,908	1,198,625
KraneShares CSI China Internet ETF	59,191,115	53,295,055
KraneShares FTSE Emerging Markets Plus ETF(1)	493,826	196,851

(1)	Commenced operations on February 12, 2015.

For the year or period ended March 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
KraneShares CSI China Internet ETF	$214,175,572	$145,468,571	$6,106,263
KraneShares FTSE Emerging Markets Plus ETF(1)	2,185,750	—	—

(1)	Commenced operations on February 12, 2015.

During the year or period ended March 31, 2015, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, net operating loss, reclass of distributions and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended March 31, 2015.

KraneShares Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
KraneShares Bosera MSCI China A Share ETF	$—	$83,916	$(83,916)
KraneShares CSI New China ETF	—	17,586	(17,586)
KraneShares CSI China Internet ETF	4,811,035	700,134	(5,511,169)
KraneShares E Fund China Commercial Paper ETF	—	(145,008)	145,008
KraneShares FTSE Emerging Markets Plus ETF	—	6,869	(6,869)

Notes to Financial Statements

5. TAX INFORMATION  – (continued)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended March 31, 2015 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2015	$25,024	$—	$—	$25,024
2014	—	—	—	—
KraneShares CSI New China ETF
2015	$30,982	$26	$—	$31,008
2014	—	—	—	—
KraneShares CSI China Internet ETF
2015	$596,577	$—	$—	$596,577
2014	67,648	—	—	67,648
KraneShares E Fund China Commercial Paper ETF
2015	$188,251	$—	$—	$188,251
KraneShares FTSE Emerging Markets Plus ETF
2015	$—	$—	$—	$—

As of March 31, 2015, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares CSI New China ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Undistributed Ordinary Income	$108,103	$—	$—	$—	$12,199
Undistributed Long-Term Capital Gain	7,130	136,398	—	—	—
Capital Loss Carryforwards	—	—	(499,940)	—	—
Qualified Late-Year Loss Deferrals	—	(11,718)	(3,403,654)	(51,845)	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	5,862,545	786,270	(19,466,969)	(12,819)	49,729
Other Temporary Differences	—	—	—	—	—
Total Distributable Earnings (Accumulated Losses)	$5,977,778	$910,950	$(23,370,563)	$(64,664)	$61,928

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Short-term losses for the KraneShares CSI China Internet ETF carried forward under these new provisions are $499,940.

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment

Notes to Financial Statements

5. TAX INFORMATION  – (continued)

companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2015 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Bosera MSCI China A Share ETF	$20,818,741	$5,958,856	$(98,040)	$5,860,816
KraneShares CSI New China ETF	2,611,778	975,107	(188,837)	786,270
KraneShares CSI China Internet ETF	150,964,717	5,926,617	(25,393,586)	(19,466,969)
KraneShares E Fund China Commercial Paper ETF	8,396,718	22,308	(35,588)	(13,280)
KraneShares FTSE Emerging Markets Plus ETF	2,488,295	132,676	(82,752)	49,924

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A-Shares could result in unexpected tax liabilities for KraneShares Bosera MSCI China A Share ETF. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by nonresidents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC") rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of “A” shares on a public Chinese exchange (such as the Shanghai stock market). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), shareholders of Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Geographic Concentration in China and Hong Kong

Because the Funds concentrate their investments in securities issued in China and Hong Kong, each Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and Hong Kong and to be more volatile than the performance of more geographically diversified

Notes to Financial Statements

6. CONCENTRATION OF RISKS  – (continued)

funds. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in the Funds.

Industry Concentration Risk

In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Chinese Credit Ratings Risk

The components of the Underlying Index securities, and therefore the securities held by the Fund, will be rated by Chinese ratings agencies (and not by U.S. entities, such as nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies.

Fixed Income Securities Risk

Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of bonds issued. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the level of interest rates. When interest rates go up, the prices of most bonds go down; and when interest rates go down, the prices of most bonds go up. Bonds with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

Non-Correlation Risk

Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk

Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Market Risk

The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Funds NAV and market price may fluctuate significantly in response to such factors. As a result, an investor could lose money over short or long periods of time.

Notes to Financial Statements

6. CONCENTRATION OF RISKS  – (continued)

Non-Diversification Risk

The Funds are considered to be non-diversified, which means that it may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

7. OTHER

At March 31, 2015, the records of the Trust reflected that 100% of each Fund’s total Shares outstanding were each held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9. ADVISER OBLIGATIONS

The Adviser serves as investment adviser to each Fund pursuant to unitary (or unified) fee investment advisory agreements (“Agreements”). As discussed in Note 3, the Adviser is responsible for certain expenses of the Funds (the “Expenses”). The Adviser is current with the payment of all Expenses or has entered into work-out arrangements to schedule the future payment by the Adviser of outstanding Expenses, which include amounts past due to certain service providers of the Funds, and a principal of the Adviser has entered into a personal guarantee to guarantee the payment by the Adviser of such Expenses. Nevertheless, it cannot be certain that the outstanding Expenses will be paid on the agreed-upon work-out schedule or that future Expenses will be timely paid, which, in the case of non-payment, could have a material adverse effect on the operations of the Funds. In the event that outstanding Expenses are not paid on schedule or that future Expenses are not timely paid, the Board may seek to appoint a new investment adviser for the Funds, seek to adopt a voluntary plan of liquidation of the Funds, and/or take any other action that the Board deems to be in the best interest of the Funds and their shareholders. The Board does not currently intend to appoint a new investment adviser or adopt a voluntary plan of liquidation.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of KraneShares Trust and the Shareholders of
  KraneShares Bosera MSCI China A Share ETF,
  KraneShares CSI New China ETF (formerly, KraneShares CSI China Five Year Plan ETF),
  KraneShares CSI China Internet ETF,
  KraneShares E Fund China Commercial Paper ETF and
  KraneShares FTSE Emerging Markets Plus ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of KraneShares Bosera MSCI China A Share ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF (five of the portfolios constituting KraneShares Trust, hereafter collectively referred to as the “Funds”) at March 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodians and brokers, and the application of alternative auditing procedures where such confirmations were not received, provide a reasonable basis for our opinion.

As discussed in Note 9, the Fund's Advisor has not compensated all of the Fund's service providers on a timely basis, and the Advisor's ability to compensate all of the Fund's service providers on a timely basis in the future is uncertain. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
June 16, 2015

Trustees and Officers of the Trust (Unaudited)
March 31, 2015

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustees(2)
Jonathan Krane(1) 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Trustee and Chairman of the Board, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to present. Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present. Chief Executive Officer of Harvest Krane LLC from June 2012 to February 2014.	7	None
Independent Trustees(2)
Robb T. Doub 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Trustee, No set term; served since 2013	General Partner of New Markets Venture Partners from January 2003 to present.	7	None
John Ferguson 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1966)	Trustee, No set term; served since 2012	Chief Operating Officer of Kang Global Investors LP from May 2014 to present. President of Alden Global Capital, LLC (hedge fund adviser) from April 2012 to April 2014 (formerly, Chief Operating Officer from November 2011 to April 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from April 2005 to October 2011.	7	None
Matthew Stroyman 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from September 2007 to present.	7	None

Trustees and Officers of the Trust (Unaudited)
March 31, 2015

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-857-2638. The following chart lists Trustees and Officers as of March 31, 2015.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Director	Other Directorships Held by Trustees
Interested Trustee/Officers(2)
Jonathan Krane 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1968)	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to present. Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present. Chief Executive Officer of Harvest Krane LLC from June 2012 to February 2014.	7	None
Jennifer Tarleton (formerly Krane) 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1966)	Vice President and Secretary, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to present. Vice President of Krane Funds Advisors, LLC from May 2011 to present.	7	None
Dianne Mattioli 1350 Avenue of Americas, 2nd Floor New York, NY 10019 (1956)	Chief Compliance Officer, No set term; served since 2014	Principal/President of Regulatory Compliance Solutions Inc. since February 2013; Outsourced CCO for HedgeMark, a Bank of New York affiliate from June 2013 to September 2014; CCO of EIM Management (USA) Inc. from March 2006 to May 2013.	7	None
Peter Rodriguez(4) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer, No set term; served since 2013	Director, Fund Accounting of SEI Investments Global Funds Services from 2011 to present, 1997 to 2005. Director, Mutual Fund Trading of SEI Private Trust Company from 2009 to 2011.	N/A	N/A
(1)	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.
(2)	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
(3)	As of March 31, 2015, the Trust had seven investment portfolios.
(4)	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Approval of Advisory Agreements & Board Considerations (Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, each KraneShares Fund’s investment advisory agreement(s) be specifically approved by: (i) the vote of the KraneShares Trust (the “Trust”) Board of Trustees (the “Board”) or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Trustees who are not parties to the investment advisory agreement(s) or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement(s) (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and Krane Funds Advisors, LLC (the “Adviser”) and any sub-adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the 1940 Act requires the Trust to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Trust’s investment advisory contracts.

At an in-person meeting held on June 9, 2014 (the “Meeting”), the Board considered various proposals related to the investment advisory arrangements for several new series of the Trust, including a proposal to approve (i) the Investment Advisory Agreement (the “KEMP Agreement”) between the Trust and the Adviser and the Investment Sub-Advisory Agreement (the “KEMP Sub-Advisory Agreement”) between the Adviser and Index Management Solutions, LLC (the “KEMP Sub-Adviser”) with respect to the KraneShares FTSE Emerging Market Plus ETF (“KEMP”) and (ii) the Investment Advisory Agreement (the “KCNY Agreement”) between the Trust and the Adviser and the Investment Sub-Advisory Agreement (the “KCNY Sub-Advisory Agreement” and together with the KCNY Agreement, KEMP Agreement and KEMP Sub-Advisory Agreements, the “Agreements”) between the Adviser and E Fund Management (Hong Kong) Co., Limited (the “KCNY Sub-Adviser” and together with the KEMP Sub-Adviser, the “Sub-Advisers”) with respect to the KraneShares E Fund Commercial Paper ETF (“KCNY” and together with KEMP, the “Funds”). At the Meeting, the Board, including a majority of the Independent Trustees, approved for an initial two-year period the proposed Agreements with respect to the Funds, each of which commenced operations during the period covered by this Report. The Adviser and the Sub-Advisers are sometimes referred to herein as the “Advisers.”

In considering the Agreements, the Board reviewed a variety of information provided by the Advisers relating to the Funds, the Agreements and the Advisers. The information and materials provided to the Board included, among other items: (i) information regarding the nature, extent and quality of services to be provided by the Advisers under the Agreements; (ii) information about each Fund’s advisory fee, which is structured as a unitary fee, and other expenses, including information comparing the Funds’ proposed fees and expenses to those of comparable funds; (iii) information regarding the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreements reflect these economies of scale; and (iv) a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements, including investment sub-advisory arrangements, under the 1940 Act.

The Board of Trustees, including the Independent Trustees, also considered other matters such as (i) the Advisers’ financial condition; (ii) the Sub-Advisers’ experience in providing advisory services to comparable funds and products; (iii) the Funds’ investment objective and strategies; (iv) the Advisers’ investment personnel and operations; (v) the use, if any, of “soft” commission dollars to pay for research and other similar services; (vi) the resources devoted to compliance, generally, and monitoring with regard to the Funds’ investment policies and restrictions; and (vii) any “fall-out” benefits to the Advisers and their affiliates (i.e., ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust). Throughout the process, the Trustees were afforded the opportunity to ask

Approval of Advisory Agreements & Board Considerations (Unaudited)

questions of and request additional materials from the Advisers, and the Independent Trustees met separately, with Trust counsel, to consider the Agreements.

In considering whether to approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors discussed below.

The nature, extent and quality of the services to be provided to the Funds under the Agreements.  The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers to each Fund and the resources dedicated to the Funds by the Advisers. The Board considered, among other things, the Advisers’ anticipated responsibilities for managing the investment operations of the Funds, in accordance with each Fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board considered the Adviser’s role in coordinating the activities of the Trust’s service providers, obtaining and maintaining index licenses on behalf of the Funds, and marketing efforts in an attempt to grow the Funds’ assets. With respect to the KEMP Sub-Adviser, the Board noted the Sub-Adviser currently manages other exchange-traded funds, including certain other series of the Trust. With respect to the KCNY Sub-Adviser, the Board focused, in particular, on the importance of the Sub-Adviser’s status as a Renminbi Qualified Foreign Institutional Investor, and its ability to obtain a specific aggregate dollar amount of investment quota from China’s State Administration of Foreign Exchange to enable KCNY to invest renminbi in the People’s Republic of China (the “PRC”) for the purpose of investing in PRC securities included in the Fund’s underlying index. The Board considered that while the KCNY Sub-Adviser is a newly registered U.S. investment adviser, the Sub-Adviser has extensive investment advisory experience outside of the United States, including, in particular, in China, and experience in managing exchange-traded products. After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services to be provided were sufficient to support the approval of the Agreements.

Performance of the Advisers.  The Board noted that the Funds are new and therefore have no historical performance for the Board to review. As a result, the Board concluded that historical investment performance was not a material factor in the approval of the Agreements for the Funds. However, following the Funds’ commencement of operations, the Board will evaluate the Funds’ performance in comparison to that of their respective underlying indices.

The costs of the services to be provided and profits expected to be realized by the Advisers and their affiliates from their relationships with the Funds.  The Trustees considered the unitary fee proposed to be charged to each Fund for advisory services as well as the expected total expenses of each Fund. This information included comparisons of each Fund’s unitary fee and expected total expenses to those of other comparable funds. In evaluating the Funds’ advisory fees, the Trustees took into account that the Adviser is contractually obligated to pay all of the Funds’ operating expenses from its advisory fee except for certain excluded expenses. With respect to KCNY, the Adviser noted that due to the unique strategy of the Fund, there were no direct comparisons available. As a result, the Advisers provided and the Board considered the fees and expenses of other U.S. ultrashort bond funds and emerging market exchange-traded funds, each of which is an element of the KCNY’s strategy. The Board noted that the proposed expense ratio of KCNY, after fee waivers and reimbursements, was above the range of the domestic ultrashort bond funds but within the range of those emerging market exchange-traded funds reviewed by the Board. Given the unique investment strategy of KCNY, the Board determined that the

Approval of Advisory Agreements & Board Considerations (Unaudited)

proposed advisory fee was reasonable. With respect to KEMP, the Board noted that the proposed expense ratio of the Fund was comparable to and within the range of those emerging market exchange-traded funds reviewed by the Board and determined that the proposed advisory fee was reasonable. The Trustees further considered that the sub-advisory fees for the Funds would be paid not by the Funds, but rather by the Adviser out of its advisory fee.

With regard to profitability, the Trustees considered all compensation that would flow, directly or indirectly, to the Advisers and their affiliates, if any, from their relationship with the Funds, including any benefits derived or to be derived by the Advisers, such as soft dollar arrangements, as well as the cost of services to be provided to the Funds. The Trustees considered whether the levels of compensation under the Agreements were reasonable and justified in light of the quality of all services to be rendered to the Funds by the Advisers. When considering the profitability of the Sub-Advisers with respect to the sub-advisory services they anticipate providing to the Funds, the Board took into account the fact that each Sub-Adviser is compensated by the Adviser, and not by the Funds directly, and such compensation with respect to a Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser. Based on this evaluation, the Board determined that, within the context of its full deliberations, it was satisfied that the investment advisory fee rates proposed for each of the Funds were reasonable and supported the approval of the Agreements.

Economies of Scale.  The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies would be shared with the Funds through breakpoints in their investment advisory fee or through other means, such as expense waivers or limitations. The Trustees noted that the Investment Advisory Agreements do not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. The Board considered the potential effect of the Funds’ growth and size on fees, noting that if the Funds’ assets increase over time, the Funds may realize economies of scale if assets increase proportionally more than some expenses. The Trustees noted that they intend to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted in the future. After reviewing these and related factors, the Board concluded that the advisory and sub-advisory fee structures were reasonable particularly in view of the fact that the Adviser will pay all of the Funds’ operating expenses under the unitary fee structure, and supported the approval of the Agreements.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, none of which was dispositive in itself and may have been weighed differently by each Trustee, and assisted by the advice of legal counsel, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Agreements was appropriate. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements for an initial two-year period. The Board’s conclusions with respect to the Agreements were as follows: (a) the nature and extent of the services expected to be provided by the Advisers with respect to the Funds were appropriate; (b) the Adviser’s unitary fee and the Sub-Adviser’s sub-advisory fee for each Fund, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Advisers were not of a sufficient magnitude to affect the Board’s conclusions; and (d) the Board would consider the Advisers’ ability to share any economies of scale with respect to their management of the Funds after the Funds have been in operation for a reasonable period of time.

Renewal of Advisory Agreements & Board Considerations (Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, each KraneShares Fund’s investment advisory agreement(s) be specifically approved by: (i) the vote of the KraneShares Trust (the “Trust”) Board of Trustees (the “Board”) or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Trustees who are not parties to the investment advisory agreement(s) or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement(s) (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and Krane Funds Advisors, LLC (the “Adviser”) and any sub-adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the 1940 Act requires the Trust to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Trust’s investment advisory contracts.

At in-person meetings held on September 10, 2014, October 29, 2014 and November 5, 2014 (the “Meetings”), the Board considered various proposals related to the investment advisory arrangements for several series of the Trust, including proposals to renew (i) the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the KraneShares CSI New China ETF (“KFYP”) and KraneShares CSI China Internet ETF (“KWEB” and, together with KFYP, the “Funds”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between the Adviser and Index Management Solutions, LLC (the “IMS”) with respect to the Funds. At the Meetings, the Board, including a majority of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds. The Adviser and the Sub-Adviser are sometimes referred to herein as the “Advisers.”

In considering the Agreements, the Board reviewed a variety of information provided by the Advisers relating to the Funds, the Agreements and the Advisers. The information and materials provided to the Board included, among other items: (i) information regarding the nature, extent and quality of services provided by the Advisers under the Agreements; (ii) information about each Fund’s advisory fee, which is structured as a unitary fee, and other expenses, including information comparing the Funds’ fees and expenses to those of comparable funds; (iii) information about each Fund’s performance; (iv) information about the costs to the Advisers for their services and profits realized by the Advisers from their relationship with the Funds; (v) information regarding the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreements reflect these economies of scale; and (vi) a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements, including investment sub-advisory arrangements, under the 1940 Act.

The Board of Trustees, including the Independent Trustees, also considered other matters such as (i) the Advisers’ financial condition; (ii) the Sub-Adviser’s experience in providing advisory services to comparable funds, i.e., equity index ETFs; (iii) the Funds’ investment objectives and strategies; (iv) the Advisers’ investment personnel and operations; (v) the use, if any, of “soft” commission dollars to pay for research and other similar services; (vi) the resources devoted to compliance, generally, and monitoring with regard to the Funds’ investment policies and restrictions; and (vii) any “fall-out” benefits to the Advisers and their affiliates (i.e., ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust). Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Advisers, and the Independent Trustees met separately, with Trust counsel, to consider the Agreements.

Renewal of Advisory Agreements & Board Considerations (Unaudited)

In considering whether to approve the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors discussed below.

The nature, extent and quality of the services provided to the Funds under the Agreements.  The Trustees considered the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to each Fund and the resources dedicated to the Funds by the Advisers. The Board considered, among other things, the Advisers’ responsibilities for managing the investment operations of the Funds, in accordance with each Fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board considered the Adviser’s role in coordinating the activities of the Trust’s service providers, obtaining and maintaining index licenses on behalf of the Funds, setting the investment program for each Fund and overseeing the Sub-Adviser’s implementation of the programs. The Board also considered the Sub-Adviser’s investment experience in managing ETFs. The Board reviewed certain Sub-Adviser personnel changes and discussed the anticipated effect of such changes with the Advisers’ representatives. The Sub-Adviser representatives noted they did not anticipate the changes would affect the services provided by the Sub-Adviser to the Funds. After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services provided were sufficient to support the renewal of the Agreements.

Performance of the Advisers.  The Board then reviewed the Funds’ performance, noting that the distinctive indexed investment objective of each Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Fund achieved its objective as a passively-managed index fund. The Board reviewed information regarding each Fund’s index tracking, noting that each Fund satisfactorily tracked its benchmark index.

The costs of the services provided and profits realized by the Advisers and their affiliates from their relationships with the Funds.  The Trustees considered the unitary fee charged to each Fund for advisory services as well as the total expenses of the Funds. This information included comparisons of each Fund’s unitary fee and total expenses to those of other comparable funds. In evaluating the Funds’ advisory fees, the Trustees took into account that the Adviser is contractually obligated to pay all of the Funds’ operating expenses from its advisory fee except for certain excluded expenses. The Trustees further considered that the sub-advisory fees for the Funds are paid not by the Funds, but rather by the Adviser out of its advisory fees. The Board then reviewed the comparisons of the Funds’ unitary fees to the total expenses of other comparable funds. The Board noted that each of KFYP and KWEB’s unitary fee were similar to the total expenses of other comparable funds.

The Trustees also considered the profitability and financial condition of the Advisers. When considering the profitability of the Sub-Adviser with respect to the sub-advisory services it provides to the Funds, the Board took into account the fact that the Sub-Adviser is compensated by the Adviser, and not by the Funds directly, and such compensation with respect to the Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and the Adviser. With respect to the Adviser, representatives of the Adviser noted that the Funds are not yet profitable to the Adviser and provided an overview of the monthly revenues received by the Adviser from the Agreements, the Adviser’s current outstanding liabilities to service providers as a result of its unitary fee arrangements, the implications of and plans to

Renewal of Advisory Agreements & Board Considerations (Unaudited)

reduce those liabilities, and efforts to bolster the Adviser’s financial condition. In particular, the representatives discussed potential capital raising efforts undertaken with a view to assist in addressing current liabilities. The Adviser representatives also reviewed the total assets under management they believed was necessary for the Adviser to “break-even.” In light of the foregoing, the Independent Trustees determined to renew the investment advisory agreement for a year, provided the Adviser takes near-term steps to address outstanding liabilities and provides the Independent Trustees with regular updates concerning its progress. The Independent Trustees noted this decision would be re-evaluated if satisfactory action is not taken within the agreed-upon timeframe.

Economies of Scale.  The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies would be shared with the Fund through breakpoints in their investment advisory fee or through other means, such as expense waivers or limitations. The Trustees noted that the Investment Advisory Agreement does not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. The Board took into account the costs of the services to be provided and the profitability to the Adviser and its affiliates of their relationship with the Fund. The Board also considered the potential effect of the Funds’ growth and size on fees, noting that if the Funds’ assets increase over time, the Funds may realize economies of scale if assets increase proportionally more than some expenses. The Trustees noted that they intend to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted in the future. After reviewing these and related factors, the Board concluded that the advisory and sub-advisory fee structures were reasonable particularly in view of the fact that the Adviser pays all of the Funds’ operating expenses under the unitary fee structure, and supported the approval of the Agreements.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, none of which was dispositive in itself and may have been weighed differently by each Trustee, and assisted by the advice of legal counsel, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Agreements would be in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements for an additional one-year period, provided the Adviser takes the actions discussed above to the satisfaction of the Independent Trustees. The Board’s conclusions with respect to the Agreements were as follows: (a) the nature and extent of the services expected provided by the Advisers with respect to the Funds were appropriate; (b) the performance and, more importantly, the index tracking, of each Fund had been satisfactory; (c) the Adviser’s unitary fee and the Sub-Adviser’s sub-advisory fee for each Fund, considered in relation to services expected to be provided and in comparison to the fees paid by comparable funds, were fair and reasonable; (d) any additional benefits to the Advisers were not of a sufficient magnitude to affect the Board’s conclusions; (e) the Adviser’s profitability was not excessive; and (f) the Board would consider the Advisers’ ability to share any economies of scale with respect to their management of the Funds as each Fund grows in size.

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF’s”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2014 to March 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Annualized Expense Ratios	Expenses Paid During Period
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$1,550.30	0.96%	$6.10	(1)
Hypothetical 5% Return	1,000.00	1,020.14	0.96	4.84	(1)
KraneShares CSI New China ETF
Actual Fund Return	$1,000.00	$1,048.90	0.75%	$3.83	(1)
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78	(1)
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$986.70	0.73%	$3.62	(1)
Hypothetical 5% Return	1,000.00	1,021.29	0.73	3.68	(1)
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$1,001.30	0.60%	$1.96	(2)
Hypothetical 5% Return	1,000.00	1,014.35	0.60	3.01	(1)
KraneShares FTSE Emerging Markets Plus ETF
Actual Fund Return	$1,000.00	$1,025.20	0.90%	$1.15	(3)
Hypothetical 5% Return	1,000.00	1,005.17	0.90	4.50	(1)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period from 10/01/14-03/31/15).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 119/365 (to reflect the actual time the Fund was operational from 12/02/14-03/31/15).
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 46/365 (to reflect the actual time the Fund was operational from 02/12/15-03/31/15).

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2015 the Funds are designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
KraneShares Bosera MSCI China A Share ETF
0.00%	100.00%	100.00%	0.00%	56.72%	0.00%	0.00%	100.00%	26.31%
KraneShares CSI New China ETF
0.08%	99.92%	100.00%	0.00%	46.08%	0.00%	0.00%	100.00%	0.00%
KraneShares CSI China Internet ETF
0.00%	100.00%	100.00%	0.00%	9.53%	0.00%	0.00%	100.00%	0.00%
KraneShares E Fund China Commercial Paper ETF
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares FTSE Emerging Markets Plus ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.
(6)	The KraneShares Bosera MSCI China A Share ETF intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2014, the total amount of foreign source income is $85,657. The total amount of foreign tax paid is $8,934. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at KraneShares.com

KraneShares Trust:
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019
1-855-857-2638
http://kraneshares.com/

Investment Adviser:
Krane Funds Advisors, LLC
1350 Avenue of the Americas, 2nd Floor
New York, New York 10019

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KRS-AR-001-0200

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert John Ferguson is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Registrant.

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2015			2014
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$108,000	$0	N/A	$48,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	$30,000	$0	N/A	$13,500	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$0	$0	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule2-01(c)(7)(i)(C) were as follows:

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $30,000 and $13,500 for 2015 and 2014, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KraneShares Trust

By (Signature and Title)

/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: June 16, 2015

By (Signature and Title)

/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 16, 2015